                                                    Registration No. 333-32108
                                                            File No. 811-09845

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                        [   ]

      Post-Effective Amendment No. 4                                       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 7                                                      [X]

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                    OPPENHEIMER EMERGING TECHNOLOGIES FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

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             (Address of Principal Executive Offices) (Zip Code)

                                (212) 323-0200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[X ] On December 23, 2002 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                         On __________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]                    On _______________ pursuant to paragraph (a)(2)

     of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Emerging Technologies Fund

 Prospectus dated December 23, 2002

                                         Oppenheimer Emerging Technologies
                                         Fund is a mutual fund that seeks
                                         long-term capital appreciation to
                                         make your investment grow. It
                                         emphasizes investments in common
                                         stocks of U.S. and foreign companies
                                         expected to benefit in the long-
                                         term from emerging technologies.
                                            This Prospectus contains
                                         important information about the
                                         Fund's investment objective, its
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
                                         the Fund and other account features.
                                         Please read this Prospectus
                                         carefully before you invest and keep
                                         it for future reference about your
                                         account.

 As with all mutual funds, the
 Securities and Exchange Commission
 has not approved or disapproved
 the Fund's securities nor has it
 determined that this Prospectus is
 accurate or complete. It is a
 criminal offense to represent
 otherwise.

                                    1234

14

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes

ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in the common stocks of U.S. and foreign technology companies believed by the investment adviser, OppenheimerFunds, Inc. (the "Manager") to have significant growth potential. The Fund invests in companies without regard to a specific market capitalization range. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks that the Manager believes will benefit from emerging technology. The Fund considers an emerging technology to be new technology or a significant improvement or enhancement of existing technology. For these purposes, an emerging technology company is defined as a company using, producing and/or developing emerging technology products, processes and/or services. The Fund may invest a significant amount of its assets in initial public offerings (IPOs) of certain emerging technology companies. The Fund may invest up to 15% of its assets in private placement or illiquid
securities.  o    During 2002, the Fund broadened its focus beyond
         bandwith-related telecommunications companies to include a wider variety of emerging technology companies, ranging from computer hardware and software to medical and consumer-related technology.
The Fund's current focus includes companies involved in:
o     digital consumer appliances
o     computer upgrades
o     defense-related electronics
o     enterprise and internet system security
o     medical technology
o     biotechnology drug development
o     wireless phone equipment

      The types of companies the Manager considers to be emerging technology companies can be expected to change over time as developments in technology occur.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
portfolio manager uses fundamental analysis, relying on internal and external research and analysis, to look for potentially high-growth emerging technology companies. A growth company or stock is one that is expected by the portfolio manager to experience rapid growth from strong sales, strong management and/or dominant market positions. The portfolio manager may consider a company's financial statements, interviews with management or an analysis of a company's operations and product developments. He may also evaluate research on particular industries, market trends and general economic conditions. The portfolio manager focuses on factors that may vary in particular cases and over time. Currently, he looks for:
      o  Companies with a track record of strong revenue;
o     Companies with potentially strong revenue and earnings growth;
      o  Companies in their early growth phase having the potential to be market leaders; and/or
o     Established companies that are well-positioned to take advantage of advances in the  technology and related sectors.

         The portfolio manager employs a disciplined approach in deciding whether to sell particular portfolio securities.  This approach may change over time.  If a particular stock exhibits a material decrease in revenue and earnings growth, she will consider selling the stock.  In addition, if the reason that the portfolio manager originally purchased the stock of a particular company materially changes, then she may also decide to sell the stock. The Fund is not required to dispose of the securities of companies that are no longer considered emerging technology companies after they have been purchased.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking long-term capital appreciation. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies. Since the Fund does not seek income and the income from its investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the
Fund may be appropriate for those investors with a longer investment time horizon, and may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund
All investments have some degree of risk. The Fund's investments are subject to changes in their value from a number of factors some of which are described below. There is also the risk that poor security selection by the
Fund's Manager will cause the Fund to underperform other funds having a similar objective.

      The risks described above collectively form the expected overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS Because the Fund invests primarily in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.
Prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other.  Securities in the Fund's portfolio may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold.  Although at times some of the
Fund's investments may appreciate in value rapidly, investors should not expect that most of the Fund's investments will appreciate rapidly.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Risks of Growth Stocks.  Growth stocks may at times be favored by the market and at other times may be out of favor.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. These stocks may also have greater risk of price volatility if the company's earnings growth or stock price fails to increase as expected.

INDUSTRY AND SECTOR FOCUS  At times the Fund may also increase the relative emphasis of its investments in a particular technology industry or sector.
The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more or less than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

RISKS OF INVESTING IN TECHNOLOGY COMPANIES  The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology.  The technology sector historically has had greater stock price fluctuation as compared to the general market.  For example, the Manager believes that in recent years unrealistically high investor optimism about some technology stocks, particularly Internet and communications stocks, has resulted in significant price increases of those stocks relative to the earnings of the issuer, with little or no fundamental economic basis.  This factor makes those stocks subject to even greater risks of loss.

     By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector.  This phenomena may also result in future stock price volatility.  In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

SPECIAL RISKS OF MID-SIZE AND SMALL-CAP STOCKS The Fund may invest in the stocks of mid-size and smaller capitalization companies.  While these companies may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Mid-size and small capitalization companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling stocks of those issuers at an acceptable price, especially during periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a mid or small capitalization company, if it realizes any gain at all.

RISK OF NON-DIVERSIFICATION  The Fund is "non-diversified" under the
Investment Company Act of 1940.  That means that the Fund can invest in the securities of a single issuer without limit.  This policy gives the Fund more flexibility to invest in equity securities and other securities of a single issuer than if it were a "diversified" fund.  However, the Fund intends to diversify its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). To meet this requirement, with respect to 50% of its total assets the Fund may invest up to 25% of its total assets in the securities of any issuer.  To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those securities lose market value.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs)   The Fund has no limit on
the amount of its assets that can be invested in IPOs.  By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history.  These factors may contribute to price volatility.
The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

RISKS OF FOREIGN INVESTING  The Fund has no limit on the amount of its assets that can be invested in foreign securities. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and disclosure requirements applicable to U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S.
or abroad, or other political and economic factors.  Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.

HOW RISKY IS THE FUND OVERALL? Technology stocks can be very volatile.
Accordingly, the price of the Fund's shares can go up and down substantially.
The Fund generally will not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds complex, the Fund is considered an aggressive fund, designed for investors willing to assume greater risks in the search for potentially higher returns.
It is considered likely to be subject to greater fluctuations in its share prices than funds that are diversified and/or less specialized in the technology sector, or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares),  both before and after taxes,  for the full calendar  years since the
Fund's  inception  and by showing how the average  annual total returns of the
Fund's shares  compare to those of a broad-based  market index.  The after-tax returns  are  shown  for  Class A shares  only and are  calculated  using  the historical  highest  individual  federal  marginal  income tax rates in effect during the  periods  shown,  and do not  reflect  the impact of state or local taxes.  The  after-tax  returns for the other  classes of shares will vary. In certain cases,  the figure  representing  "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other  return  figures for the same  period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the  shareholder.  The  after-tax  returns  are  calculated  based on  certain assumptions  mandated  by  regulation  and your actual  after-tax  returns may differ from those  shown,  depending on your  individual  tax  situation.  The after-tax  returns set forth  below are not  relevant  to  investors  who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or
IRAs or to  institutional  investors  not  subject  to tax.  The  Fund's  past investment  performance,  before  and  after  taxes,  is  not  necessarily  an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. For the period from 1/1/02 through 9/30/02, the cumulative total return for Class A shares before taxes was -59.48%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 16.67% (4th Qtr 01) and the lowest return (not annualized) before taxes for a calendar quarter was -38.55% (3rd
Qtr 01).

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                                    Past
 Average Annual Total Returns    1 year (or    5 years (or
 for the period ended          life of class  life of class
 December 31, 2001                if less)       if less)

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   Class A Shares (inception
   4/25/00)                          -57.61%            -45.20%
   Return Before Taxes               -57.61%            -45.22%
   Return After Taxes on             -35.08%            -34.49%
   Distributions
   Return After Taxes on
   Distributions and Sale of
   Fund Shares
   -------------------------------------------------------------------
   -------------------------------------------------------------------

   Lipper Science & Technology
   Index1: (reflects no              -34.72%            -40.31%
   deduction for fees, expenses
   or taxes)
   -------------------------------------------------------------------

   Class B Shares (inception         -57.62%            -44.98%
   4/25/00)
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   Class C shares (inception         -55.78%            -43.63%
   4/25/00)
   -------------------------------------------------------------------
 ---------------------------------------------------------------------

 Class N shares (inception        -42.31%2         N/A
 3/1/01)

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   -------------------------------------------------------------------

   Class Y Shares (inception         -54.66%            -42.85%
   4/25/00)
   -------------------------------------------------------------------

1.    From 4/30/00.
2.    The total return for Class N shares is cumulative and is not annualized.
The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year), 4% (life of class); and
for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period for Class C shares and life-of-class period for Class N shares.  There is no sales charge for Class Y shares.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's  Class A shares is compared to the Lipper Science &
Technology Index, an unmanaged index of technology funds. Index performance reflects the reinvestment of income but does not reflect transaction costs or taxes. The Fund may have investments that vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its first fiscal year ended October 31, 2002.

Shareholder Fees (charges paid directly from your investment):
 ----------------------------------------------------------------------------
                               Class A  Class B   Class C  Class N  Class Y
                                Shares   Shares   Shares    Shares   Shares
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Maximum Sales Charge (Load)
 on                             5.75%     None     None      None     None
 purchases (as % of offering
 price)
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 Maximum Deferred Sales Charge
 (Load) (as % of the lower of
 the                            None1     5%2       1%3      1%4      None
 original offering price or
 redemption
 proceeds)
 ----------------------------------------------------------------------------
  1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
  2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
  3. Applies to shares redeemed within 12 months of purchase.
  4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

  Annual Fund Operating Expenses (deducted from Fund assets):  (% of average daily net assets)

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                               Class A  Class B   Class C  Class N  Class Y
                                Shares   Shares   Shares    Shares   Shares
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Management Fees                1.00%    1.00%     1.00%    1.00%    1.00%
 ----------------------------------------------------------------------------
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 Distribution and/or Service    0.25%    1.00%     1.00%    0.50%     N/A
 (12b-1) Fees
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 Other Expenses                 1.86%    1.95%     1.84%    1.55%    0.57%

 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 Total Annual Operating         3.11%    3.95%     3.84%    3.05%    1.57%
 Expenses

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Expenses may vary in the future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.25% of average daily net assets per fiscal year for Class Y shares and
0.35% of average daily net assets per fiscal year for all other classes.
That undertaking was effective October 1, 2001 (for Class Y only, January 1,
2001), was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.85% and 2.10% for Class A, 0.94% and 2.94%
for Class B, 0.83% and 2.83% for Class C, 0.54% and 2.04% for Class N, and
0.53% and 1.53% for Class Y.

 Effective November 1, 2002, the transfer agent will limit its fees to 0.35%
of average daily net assets per fiscal year for Class Y. Had that reduced waiver been in effect during the past fiscal year for Class Y shares, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of daily net assets would not have changed.

EXAMPLES The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class' operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:        1 Year      3 Years   5 Years   10 Years
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class A Shares                  $871       $1,480     $2,111    $3,799

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class B Shares                  $897       $1,504     $2,228    $3,8211

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class C Shares                  $486       $1,172     $1,976    $4,070

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class N Shares                  $408        $942      $1,601    $3,365

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class Y Shares                  $160        $496       $855     $1,867

 -------------------------------------------------------------------------

 If shares are not redeemed:    1 Year      3 Years   5 Years   10 Years
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class A Shares                  $871       $1,480     $2,111    $3,799

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class B Shares                  $397       $1,204     $2,028    $3,8211

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class C Shares                  $386       $1,172     $1,976    $4,070

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class N Shares                  $308        $942      $1,601    $3,365

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------

 Class Y Shares                  $160        $496       $855     $1,867

 -------------------------------------------------------------------------

  In the first example, expenses include the initial sales charge for Class A and the applicable Class B,  Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
  1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments
THE FUND'S PRINCIPAL INVESTMENT POLICIES  The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.
The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in companies in any one industry.

      The Fund's portfolio will be invested mainly in common stocks of emerging technology companies believed by the Manager to have significant growth potential as a result of their production, development and/or use of technology products, processes and/or services. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments.  The Fund will emphasize investments in common stocks that the Manager believes have growth potential.  They may be newer companies or more established companies entering a growth cycle.  Some growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time.  Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income.  They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

Technology Companies.  The Fund expects to primarily invest in the stocks of emerging technology companies.  These companies can range from small, newly-established companies to large, established corporations. Because the Fund emphasizes investment in technology, its share price is expected to fluctuate in response to events affecting that market segment.  The Fund will not concentrate 25% or more of its total assets in investments in any one industry. However, the Fund may hold a significant portion of its assets in industries such as:
      aerospace/defense; broadcasting; cable television; communications equipment; computer hardware; computer software; electronics; health care/supplies and services; pharmaceuticals/drug development;
      information technologies; telecommunication; and wireless.

Small Capitalization Stock Investments. The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in operation for a relatively short period.  Small-cap companies tend to be companies that are developing new products or services, that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets. Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the managerial experience, financial resources, product diversification and competitive strengths of larger, more established companies.  In addition, in many instances, the securities of smaller companies are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges.  Therefore, the securities of smaller companies may be subject to wider price fluctuations and may be less liquid.  If the
      Fund were to try to sell large positions in small-cap stocks, it might have to sell them at discounts from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable prices than in a block sale.

Investing in Initial Public Offerings (IPOs).  The Fund may purchase shares in IPOs. The Manager generally allocates IPO purchases among the various funds that it advises, for which that IPO is a suitable investment and one that the Fund wants to acquire. Due to the potentially small relative amount of an IPO allocation available to the
      Fund, the Fund might not be able to purchase as many shares of an IPO as it requests. Because of the volatility of IPO shares, the Fund might hold these shares for only a very short time.  This could increase the turnover of the Fund's portfolio and increase its expenses.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. These securities can be issued by domestic or foreign companies. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

      Convertible securities are rated by nationally recognized rating organizations such as Moody's Investors Service or are given comparable ratings by the Manager.  "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the
      Manager.  Lower- grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities.  Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective, and will likely have a high portfolio turnover rate. Portfolio turnover affects brokerage costs the Fund pays. If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to
this Prospectus.   Fundamental policies cannot be changed without the
approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Investing in Special Situations. At times the Fund might invest in companies to try to benefit from what the Manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
     Fund might use may be considered "derivative" investments. Derivatives may increase the volatility of the  Fund's share prices or cause investment losses.

Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, and forward contracts. These are all referred to as
     "hedging instruments."  The Fund does not intend to use these instruments extensively or for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its investment objective.  Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return.

Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed
THE MANAGER The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh
Avenue, New York, New York 10018.

Portfolio Manager. The portfolio manager of the Fund is Laura Granger.  She is the person primarily responsible for the day-to-day management of the
Fund's portfolio. Ms. Granger has been a Vice President of the Manager since
October 2000.  She is also a portfolio  manager of another  Oppenheimer  fund.
   She was formerly a portfolio  manager at Fortis  Advisors from July 1998 to
   October  2000.  Prior to that she was portfolio  manager at General  Motors
   Investment Management from July 1993 to July 1998.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
     Manager an advisory fee at an annual rate of 1.00% of average annual net assets.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.
      Before sending a wire, call the Distributor's Wire Department at
      1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
      pay for shares by electronic funds transfers from your bank account.
      Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds
      PhoneLink, also described below. Please refer to "AccountLink," below for more details.
Buying Shares Through Asset Builder Plans. You may purchase shares of the
   Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
   Details are in the Asset Builder Application and the Statement of
   Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
   By using an Asset Builder o     Plan or Automatic Exchange Plan (details
      are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

            Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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 Amount of Purchase              Front-End       Front-End       Concession
                                                 Sales           As
                                 Sales     a     Charge As a     Percentage
                                 Charge As  of   Percentage of   of
                                 Percentagerice  Net             Offering
                                 Offering P      Amount Invested Price

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 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
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 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
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 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
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 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
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 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
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 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation"
or a Letter of Intent, as described in "Reduced Sales Charges" in the
Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of
     $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first
     $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:
                                        ---------------------------------------

 Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
 Purchase Order was Accepted              Redemptions in That Year
                                          (As % of Amount Subject to Charge)

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0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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5 - 6                                   1.0%
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 More than 6                              None

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In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all

      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
      o  With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. During the first year the shares are sold, the Distributor retains the service fee. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

  ---------------------------------------------------------------------------

  Use the following address for         Send courier or express mail
  requests by mail:                     requests to:
  OppenheimerFunds Services             OppenheimerFunds Services
  P.O. Box 5270                         10200 E. Girard Avenue, Building D
  Denver, Colorado 80217                Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
  o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New
      York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally  have higher  expenses  than Class A. The Fund has no fixed  dividend rate and cannot guarantee that it will pay any dividends or distributions.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

  Class A     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                      $3.51    $11.24
$10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.04)
(.01)      .01
 Net realized and unrealized gain (loss)                   (1.65)
(7.71)     1.23

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.24
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
(.01)       --

--------------------------
 Total dividends and/or distributions to shareholders         --
(.01)       --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.82    $ 3.51
$11.24

=========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.15)%
(68.74)%   12.40%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $44,150  $ 91,220
$253,471
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $68,695  $158,376
$149,623
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                              (1.61)%
(0.23)%    0.25%
 Expenses                                                   3.11%
2.08%     1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees             2.10%
2.04%     1.65%
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

  Class B     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                      $3.48    $11.20
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.07)
(.06)     (.01)
 Net realized and unrealized gain (loss)                   (1.62)
(7.66)     1.21

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.20
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
--        --

--------------------------
 Total dividends and/or distributions to shareholders         --
--        --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.79     $3.48
$11.20

==========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.56)%
(68.93)%   12.00%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $36,813  $ 75,336
$200,251
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $58,029  $128,540
$106,620
-------------------------------------------------------------------------------------
 Ratios to average net assets 3
 Net investment loss                                       (2.40)%
(0.99)%   (0.48)%
 Expenses                                                   3.95%
2.84%     2.39%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent fees    2.94%
2.80%     2.39%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

  Class C     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data
-------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 3.48    $11.20
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.05)
(.05)     (.01)
 Net realized and unrealized gain (loss)                   (1.64)
(7.67)     1.21

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.20
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
--        --

--------------------------
 Total dividends and/or distributions to shareholders         --
--        --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.79     $3.48
$11.20

=========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.56)%
(68.93)%   12.00%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $14,143   $23,121
$56,597
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $17,800   $38,049
$28,193
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (2.36)%
(1.00)%   (0.47)%
 Expenses                                                   3.84%
2.84%     2.39%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent fees    2.83%
2.80%     2.39%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

  Class N     Year Ended October 31                                   2002
2001 1
--------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                               $ 3.50
$ 6.59
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.04)     (.03)
 Net realized and unrealized loss
(1.65)    (3.06)

-----------------
 Total from investment operations
(1.69)    (3.09)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--        --

-----------------
 Total dividends and/or distributions to shareholders
--        --
--------------------------------------------------------------------------------------
 Net asset value, end of period
$1.81     $3.50

=================

--------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                 (48.29)%
(46.89)%

--------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $1,582
$1,450
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $1,547
$1,287
--------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
(1.80)%   (1.24)%
 Expenses
3.05%     2.61%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.04%     2.57%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
159%       85%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

  Class Y     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $ 3.55    $11.26
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)       --
2     .02
 Net realized and unrealized gain (loss)                   (1.67)
(7.69)     1.24

--------------------------
 Total from investment operations                          (1.70)
(7.69)     1.26
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
(.02)       --

--------------------------
 Total dividends and/or distributions to shareholders         --
(.02)       --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.85    $ 3.55
$11.26

==========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       (47.89)%
(68.40)%   12.60%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $  887
$1,236        $1
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $1,057    $
331        $1
-------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                              (1.03)%
(0.08)%    0.33%
 Expenses                                                   1.57%
1.33%     1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees             1.53%
1.23%     1.42%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

INFORMATION AND SERVICES

For More Information on Emerging Technologies Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

 -----------------------------------------------------------------------------

 By Telephone:                   Call OppenheimerFunds Services toll-free:
                                 1.800.CALL.OPP (225.5677)

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 By Mail:                        Write to:
                                 OppenheimerFunds Services
                                 P.O. Box 5270
                                 Denver, Colorado 80217-5270
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 On the Internet:                You can send us a request by e-mail or read
                                 or down-load documents on the
                                 OppenheimerFunds website:
                                 WWW.OPPENHEIMERFUNDS.COM
                                 ------------------------

 -----------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are  distributed  by: [logo]  OppenheimerFunds  Distributor,
Inc.

The Fund's SEC File No. 811-09845

PR0765.001.1202
Printed on recycled paper

                          Appendix to Prospectus of
                    Oppenheimer Emerging Technologies Fund

      Graphic Material included in the Prospectus of Oppenheimer Emerging
Technologies Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Emerging
Technologies Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for its most recent calendar year, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Emerging Technologies Fund
Ended                               Class A Shares
-----                               --------------

12/31/01                            -55.02%

------------------------------------------------------------------------------
Oppenheimer Emerging Technologies Fund
------------------------------------------------------------------------------
6801 South Tucson Way, {Englewood,} [Centennial,] Colorado 80112[-3924
1.800.225.5677] {1.800.525.7048}

Statement of Additional Information dated {February 28} [December 23], 2002

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  {February 28} [December  23], 2002. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services, at P.O. Box
5270,  Denver,  Colorado  80217,  or by  calling  the  Transfer  Agent  at the toll-free  number shown above, or by downloading it from the  OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..   2

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities of companies that the Manager believes will benefit from existing  technologies as well as enhancement and  improvements in technology.
Equity  securities  include  common  stocks,   preferred  stocks,  rights  and
warrants,  and  securities  convertible  into common stock.  The Fund does not limit its holdings of equity  securities to companies of any particular market capitalization  range.  Current  income  is not a  criterion  used  to  select portfolio  securities.  However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some  opportunities  for capital  appreciation when stocks are  disfavored).  Other debt  securities may be selected  because they are  convertible  into common stock,  as discussed  below in "Convertible
Securities.

            |_|    Over-the-Counter    Securities.    Securities    of   small
capitalization  issuers  may  be  traded  on  securities  exchanges  or in the over-the-counter  market. The over-the-counter  markets,  both in the U.S. and abroad,  may have less liquidity than  securities  exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap growth companies may offer greater  opportunities  for capital appreciation  than securities of large, more established  companies.  However, these  securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of small  capitalization  issuers  may be  subject  to greater price  volatility in general than  securities of large-cap and mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller capitalization  companies  at times of market  volatility,  the  Fund's  share price may fluctuate  more. As noted below,  the Fund limits its investments in unseasoned small cap issuers.

            ? Convertible Securities.  While some convertible securities are a form of debt  security,  in many  cases  their  conversion  feature  (allowing conversion into equity  securities)  causes them to be regarded by the Manager more  as  "equity  equivalents."  As a  result,  the  rating  assigned  to the security has less impact on the Manager's  investment decision with respect to convertible debt securities than in the case of  non-convertible  fixed-income securities.  To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

Convertible  securities rank senior to common stock in a corporation's capital structure  and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value, the security will behave more like an equity  security:  it will likely sell at a  premium  over its  conversion  value,  and its  price  will tend to fluctuate directly with the price of the underlying security.

      The Fund has no  limitations  on the  ratings  of the  convertible  debt
securities   that  it  can  buy.   They  can  include   securities   that  are
investment-grade  or  below  investment  grade.   Securities  that  are  below
investment  grade  (whether they are rated by a  nationally-recognized  rating organization  or are unrated  securities  that the  Manager  deems to be below
investment  grade)  have  greater  risks  of  default  than   investment-grade
securities.  Additionally,  debt securities are subject to interest rate risk.
Their  values  tend to fall  when  interest  rates  rise.  The  Fund  does not anticipate  that it will  invest a  substantial  amount of its assets in these types of securities.

            ? Rights and  Warrants.  The Fund can invest up to 5% of its total assets in  warrants or rights.  That 5% limit does not apply to  warrants  and rights  the Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that the Fund  buys.  Warrants  basically  are options to purchase equity  securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short  duration  and are  distributed  directly  by the  issuer  to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

            ? Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock
dividends  may  be  cumulative  or   non-cumulative.   "Cumulative"   dividend
provisions  require  all or a portion  of prior  unpaid  dividends  to be paid before  dividends can be paid on the issuer's  common stock.  Preferred  stock may be  "participating"  stock,  which  means  that  it may be  entitled  to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing  calls  or  redemptions  prior to  maturity,  which  can also  have a negative  impact  on prices  when  interest  rates  decline.  Preferred  stock generally  has a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the event of  liquidation  of the  corporation.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of a liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

      ? Initial Public Offerings (IPOs).  The Fund may purchase  securities in
IPOs. By  definition,  IPOs have not traded  publicly  until the time of their offering.  Special risks  associated with IPOs may include a limited number of shares available for trading,  unseasoned trading,  lack of investor knowledge of the company,  and limited operating history, all of which may contribute to price  volatility.  The limited number of shares available for trading in some
IPOs  may  make it more  difficult  for  the  Fund to buy or sell  significant amounts of shares  without an  unfavorable  impact on  prevailing  prices.  In addition,  some IPOs are involved in  relatively  new  industries  or lines of business,  which  may  not be  widely  understood  by  investors.  Some of the companies  involved in new industries may be regarded as  developmental  stage companies,  without revenues or operating income,  or the near-term  prospects of such. In addition,  foreign initial public offerings are subject to foreign political  and  currency  risks.  Many  IPOs are  issued  by  undercapitalized companies of small or microcap size.

      ?                                 o|_||_|[Scorpio][Pisces][Capricorn]|X|
o[Scorpio][Virgo]o|_|[Pisces]o[Pisces][Scorpio]o.   The  Fund   can   purchase
equity  securities  issued  or  guaranteed  by  foreign  companies.   "Foreign
securities"  include equity and debt  securities of companies  organized under the laws of  countries  other  than the United  States.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

             Investments    in   foreign
securities  may offer  special  opportunities  for  investing but also present special  additional  risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for growth  investing  but have greater risks than more developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in
their  securities   markets,   and  settlements  of  purchases  and  sales  of
securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      ? Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%  annually.  The Fund's  portfolio  turnover rate  will  fluctuate  from  year to  year,  and the  Fund  expects  to have a portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which may reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  from time to time can  employ  the types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      ?  Investing  in Small,  Unseasoned  Companies.  The Fund can  invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three (3) years,  including  the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their prices. They might have a limited trading market,  which could adversely affect  the Fund's  ability to dispose of them and could  reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.  The Fund  currently  does not intend to invest more than 15% of its net assets in those securities.

      ? Illiquid and Restricted Securities.  Under the policies and procedures established  by the Fund's  Board of  Trustees,  the  Manager  determines  the liquidity  of certain of the  Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered under the Securities Act of 1933,  the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because  the  Fund  wishes  to  sell  the  security,  a considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it.  The Fund  would  bear the risks of any  downward  price  fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven (7) days.

     To   raise   cash  for
liquidity  purposes,  the Fund can lend its  portfolio  securities to brokers, dealers  and other  types of  financial  institutions  approved  by the Fund's
Board of  Trustees.  These  loans are limited to no more than 25% of the value of the Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on any important matter.

      ? Borrowing for Leverage.  The Fund has the ability to borrow from banks on an unsecured  basis to invest the borrowed  funds in portfolio  securities.
This  speculative  technique is known as "leverage."  The Fund may borrow only from banks.  Under current  regulatory  requirements,  borrowings  can be made only to the extent that the value of the Fund's assets,  less its  liabilities other than borrowings,  is equal to at least 300% of all borrowings (including the proposed borrowing).  If the value of the Fund's assets fails to meet this
300% asset  coverage  requirement,  the Fund will  reduce its bank debt within three (3) days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely do so to a substantial degree.

      ?  Non-Diversification  of  Investments.  The  Fund  is  operated  as  a
"non-diversified"  portfolio.  As a non-diversified  investment  company,  the
Fund may be subject to greater  risks than a  diversified  company  because of the  possible  fluctuation  in the  values  of  securities  of fewer  issuers.
However,  at the close of each fiscal quarter at least 50% of the value of the
Fund's total assets will be represented  by one or more of the following:  (i)
cash and cash items, including  receivables;  (ii) U.S. government securities;
(iii) securities of other regulated investment companies;  and (iv) securities
(other than U.S.  government  securities  and  securities  of other  regulated investment  companies)  of any one or more  issuers  which meet the  following limitations:  (a) the Fund will not invest more than 5% of its total assets in the  securities of any such issuer and (b) the entire amount of the securities of such  issuer  owned by the Fund  will not  represent  more  than 10% of the outstanding voting securities of such issuer. Additionally,  not more than 25%
of the value of a Fund's  total  assets may be invested in the  securities  of any one issuer.

      ?  Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.  However, the Fund does not use,  and  does  not  currently  contemplate  using,  derivatives  or  hedging instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can use  include  debt exchangeable for common stock of an issuer or "equity-linked  debt securities"
of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

      Although the
Fund does not  anticipate the extensive use of hedging  instruments,  the Fund can use them.  It is not required to do so in seeking its goal.  To attempt to protect  against  declines  in the market  value of the Fund's  portfolio,  to permit  the  Fund  to  retain  unrealized  gains  in the  value  of  portfolio securities which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:

      buy calls on such futures or on securities.

      If the Fund hedges with futures  and/or  options on futures,  it will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

            ?  Futures.  The  Fund  can buy and sell  futures  contracts  that relate to (1) stock indices (these are referred to as "stock index  futures"),
(2)  securities  indices (these are referred to as "financial  futures"),  (3)
debt  securities  (these are  referred to as  "interest  rate  futures"),  (4)
foreign  currencies  (these  are  referred  to  as  "forward  contracts")  and commodities (these are referred to as "commodity futures").

      A stock index is used as the basis for trading stock index  futures.  In some cases  these  futures  may be based on stocks of issuers in a  particular industry or group of industries.  A stock index assigns relative values to the common  stocks  included in the index and its value  fluctuates in response to the  changes  in value of the  underlying  stocks.  A stock  index  cannot  be purchased or sold directly.  Financial  futures are similar contracts based on the future value of the basket of securities  that  comprise the index.  These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the  underlying securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

            ? Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options ("calls").  The Fund may buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities options, currency options, and options on the other types of futures described above.

            ?  Writing  Covered  Call  Options.  The Fund can write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

            ? Writing  Uncovered  Call Options on Future  Contracts.  The Fund
can  also  write  calls on a  futures  contract  without  owning  the  futures contract or securities  deliverable under the contract.  To do so, at the time the call is written,  the Fund must cover the call by identifying on its books an  equivalent  dollar  amount  of  liquid  assets.  The Fund  will  segregate additional  liquid  assets if the value of the  segregated  assets drops below
100%  of the  current  value  of  the  future.  Because  of  this  segregation requirement,  in no  circumstances  would the Fund's  receipt  of an  exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

            ?  Writing  Put  Options.  The Fund may  sell put  options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

            ?  Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

      [Buying a put on an  investment  the Fund does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.]

      Buying a put on  securities or futures the Fund owns enables the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

{Buying  a put on an  investment  the Fund  does not own  (such as an index or future)  permits  the Fund  either to resell the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.}

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

            ? Buying and Selling Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining cash, U.S.  government  securities or other liquid,  high-grade debt  securities in an amount equal to the exercise price of the option,  in a segregated account with the Fund's custodian bank.

            ? Risks of Hedging with  Options and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  concession  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  concessions  could be higher on a relative basis than the concessions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on indices or futures  to  attempt  to protect  against  declines  in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might  advance and the value of the  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a  decline  in the  value of its  portfolio securities.  However,  while this could occur for a very brief  period or to a very  small  degree,  over  time  the  value  of a  diversified  portfolio  of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, indices  or on  securities.  It is  possible  that  when the Fund  does so the market might  decline.  If the Fund then concludes not to invest in securities because  of  concerns  that the  market  might  decline  further  or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

            ?  Forward  Contracts.  Forward  contracts  are  foreign  currency exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging" where the
Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund could enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or concessions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

            ? Regulatory  Aspects of Hedging  Instruments.  When using futures and  options  on  futures,  the Fund is  required  to operate  within  certain guidelines and restrictions  with respect to the use of futures as established by the  Commodities  Futures Trading  Commission (the "CFTC").  In particular, the Fund is exempted  from  registration  with the CFTC as a  "commodity  pool operator" if the Fund  complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets that may be used for futures  margin and related  options  premiums for a bona fide hedging position.  However,  under the Rule, the Fund must limit its aggregate initial  futures  margin and related  options  premiums to not more than 5% of the  Fund's  net  assets  for  strategies  that are not  considered  bona fide hedging strategies under the Rule.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must  maintain  liquid  assets in an amount  equal to the market  value of the securities underlying the future, less the margin deposit applicable to it.

            ? Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      ? Temporary Defensive Investments.  When market conditions are unstable, or the Manager  believes it is  otherwise  appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety  of debt  securities  for  defensive purposes.  The Fund can also purchase these securities for liquidity  purposes to meet cash  needs due to the  redemption  of Fund  shares,  or to hold while
waiting  to  reinvest  cash   received  from  the  sale  of  other   portfolio
securities. The Fund can buy:
|_|   high-quality    (rated    in    the    top    rating    categories    of
         nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments, including  those  issued by the U. S.  Treasury  or other  government agencies,
|_|   commercial paper  (short-term,  unsecured,  promissory notes of domestic or  foreign  companies)  rated  in  the  top  rating  category  of  a nationally-recognized rating organization,
|_|   debt obligations of corporate issuers, rated investment-grade  (rated at least  Baa by  Moody's  Investors  Service,  Inc.  or at least BBB by
         Standard  & Poor's  Corporation,  or a  comparable  rating by another rating organization),  or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   preferred stocks,
|_|   certificates  of  deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

      ?  Repurchase  Agreements.  The Fund can acquire  securities  subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven
 days or less.

            Repurchase  agreements,  considered  "loans" under the  Investment
Company  Act,  are  collateralized  by the  underlying  security.  The  Fund's
repurchase   agreements  require  that  at  all  times  while  the  repurchase agreement is in effect,  the value of the collateral  must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so. The Manager  will  monitor the  vendor's creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      [Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      |X|  Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex.
Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan
               rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has outstanding borrowings from all sources greater than
               10% of its total assets, then the Fund must secure each
               additional outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards will be implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that the Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the credit that the borrowing fund fails to repay the loan.]

Investment Restrictions

      ? What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      ?  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      ?  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| What are the Fund's Additional  Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.
   The percentage limitation in this investment restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets at the time of the borrowings.  The Fund can borrow only from banks.  The Fund's borrowings must comply with the 300% asset coverage requirement under the Investment Company Act, as such requirement may be amended from time to time.

o     The Fund cannot make loans except (a) through lending of securities,
   (b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund lending program (if applicable)
   with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and
   (d) through repurchase agreements.

o     The Fund cannot buy or sell real estate. However, the Fund can purchase securities secured by real estate or interests in real estate, or issued by issuers (including real estate investment trusts) that invest in real estate or interests in real estate.  The Fund may hold and sell real estate as acquired as a result of the Fund's ownership of securities.

o     The Fund cannot underwrite securities of other companies.  A permitted exception is in case the Fund is deemed to be an underwriter under the
   Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities," except as permitted under the Investment Company Act. This limitation does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|   Non-Fundamental   Investment   Restrictions.   The  following  operating
policies  of the Fund  are not  fundamental  policies  and,  as  such,  may be changed  by vote  of a  majority  of the  Fund's  Board  of  Trustees  without shareholder approval.  These additional restrictions provide that:

o     The Fund cannot  purchase  securities on margin.  However,  the Fund can make margin deposits when using hedging instruments  permitted by any of its other policies.

o     The Fund  cannot  invest  in  companies  for the  purpose  of  acquiring control or management of those companies.

o     The Fund cannot invest or hold  securities of any issuer if officers and trustees of the Fund or the  Manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer and  together own more than 5% of the securities of that issuer.

o     The Fund cannot  pledge,  mortgage or  otherwise  encumber,  transfer or assign  any of its assets to secure a debt.  Collateral  arrangements
         for  premium  and  margin   payments  in   connection   with  hedging
         instruments are not deemed to be a pledge of assets.

      As a matter of  non-fundamental  policy, the Fund also may invest all of its  assets  in the  securities  of a single  open-end  management  investment company for which the  Manager or one of its  subsidiaries  or a successor  is advisor  or  sub-advisor,  notwithstanding  any other  fundamental  investment policy  or  limitation.  The  Fund  is  permitted  by  this  policy  (but  not required)  to adopt a  "master-feeder"  structure  in which the Fund and other
"feeder"  funds would  invest all of their assets in a single  pooled  "master fund" in an effort to take advantage of potential  efficiencies.  The Fund has no present intention of adopting a "master-feeder"  structure.  The Fund would seek  approval of its Board of Trustees,  and update its  Prospectus  and this
Statement  of  Additional  Information,  prior to  adopting a  "master-feeder"
structure.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction applies on an on-going basis, it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix A to this  Statement  of  Additional  Information.  That is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end,  non-diversified management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust on February 25, 2000.

         |X|      Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares.  The
Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y shares.   Each class of
shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|?M[Scorpio][Scorpio]o[Pisces]|X|[Capricorn]o         |_|[Sagittarius]
o[Aqueous][Cancer]|_|[Scorpio][Aqueous]|_|o[Libra][Scorpio]|_|o.      As     a
Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold meetings  when  required  to do so by the  Investment  Company  Act  or  other applicable  law.  It will also do so when a  shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment
Company Act.

      |X|   Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees[ and Oversight Committees.]{

} The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held four meetings during the Fund's fiscal year ended October 31, {2001} [2002].
The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held {seven} [six]
meetings during the Fund's fiscal year ended October 31, {2001} [2002]. The
Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act of 1940 [("Investment Company Act")] and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the fiscal year ended October 31, {2001} [2002].  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. {The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s)
and their principal occupations and business affiliations during the past five years are listed below. Each of the Trustees except Mr. Murphy are independent trustees,} [Except Mr. Murphy, each of the Trustees is an
"Independent Trustee,"] as defined in the Investment Company Act.  Mr. Murphy is an {"interested trustee}["Interested Trustee]," because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      {Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board I Funds for which he is a trustee or director. All information is as of December 31, 2001} [The Fund's
Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees]. All of the Trustees are {Trustees or Directors} [also trustees or directors] of the following
[publicly offered] Oppenheimer funds (referred to as "Board I Funds"):

                                         {  }  Oppenheimer  International  Growth
Oppenheimer California Municipal Fund   Fund
                                         {  }  Oppenheimer   International  Small
Oppenheimer Capital Appreciation Fund   Company Fund
Oppenheimer Capital Preservation Fund    { } Oppenheimer Money Market Fund, Inc.
Oppenheimer    {Concentrated    Growth}
[Developing Markets] Fund { }           Oppenheimer Multiple Strategies Fund
 {Oppenheimer  Developing  Markets Fund
Oppenheimer  Multi-Sector  Income Trust  { } Oppenheimer  Multi-{State Municipal}
} Oppenheimer Discovery Fund            [Sector Income] Trust
                                         { } Oppenheimer  [Multi-State] Municipal
Oppenheimer Emerging Growth Fund        {Bond Fund} [Trust]
                                         { }  Oppenheimer  {New  York}  Municipal
Oppenheimer Emerging Technologies Fund  [Bond] Fund
                                         {  }  Oppenheimer   {Series}  [New  York
Oppenheimer Enterprise Fund             Municipal] Fund{, Inc.}
                                         {   }   Oppenheimer    {Special   Value}
Oppenheimer Europe Fund                 [Series] Fund[, Inc.]
Oppenheimer Global Fund { }             Oppenheimer Trinity Core Fund
                                         {  }   Oppenheimer   Trinity  Large  Cap
Oppenheimer Global Growth & Income Fund Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                     { } Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                  { } Oppenheimer U.S. Government Trust

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds  complex.  [Present or former officers,  directors,  trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its  affiliates,  and  retirement  plans  established  by them  for  their employees are  permitted to purchase  Class A shares of the Fund and the other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack, and
Mses. Bechtolt, Feld, Granger and Ives and] {Messrs. Spiro, Murphy, Bishop,
Farrar, Molleur, Wixted and Zack, Bartlett and Turner, and Ms. Feld and Ms.
Ives } respectively hold the same offices with [one or more of] the other
Board I Funds as with the Fund.  As of {February 1} [November 27], 2002, the
Trustees and officers of the Fund[,] as a group[,] owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above.
In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   [Affiliated Transactions and Material Business Relationships.] Mr.
Reynolds has reported {that} he has a controlling interest in The
Directorship Search Group, Inc. [("The Directorship Search Group")], a
director recruiting firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager {and the
Distributor) aggregating $100,000 for the calendar year ended}[) for fees aggregating $110,000 from January 1, 2000 through] December 31, 2001, an amount representing less than 5% of the {firm's annual revenues} [annual revenues of The Directorship Search Group, Inc. Mr. Reynolds estimates that
The Directorship Search Group will bill Massachusetts Mutual Life Insurance
Company $150,000 for services to be provided during the calendar year 2002].
[

      ]The Independent Trustees have unanimously (except for Mr. {Reynolds'
abstention)} [Reynolds, who abstained)] determined that the consulting arrangements between The Directorship [Search] Group, Inc. and Massachusetts
Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent
Trustee. [Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company
Act or the rules thereunder require approval by a majority of Independent
Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of
Independent Trustees approved the matter.

The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.]

Independent Trustees

---------------------------------------------------------------------------------
                                                                     Aggregate
                                                                       Dollar
                                                                     Range {of
                                                                    y] Shares
                                                                      Owned in
                                                                     any of the
                                                                      Board I
                                                                     Funds} [Of
                                                                       Shares
                                                                    Beneficially
                                                          Dollar      Owned in
Name, Address[,]                                         Range of    Any of the
Age, Position(s)  Principal Occupation(s) During Past     Shares    Oppenheimer
Held with Fund    5 Years / Other Trusteeships Held by  [Beneficiall   Funds
and Length of     Trustee / Number of Portfolios in      Owned in   Overseen by
Time Served       Fund Complex Overseen by Trustee       the Fund     Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                        As of December 31, 2001]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leon Levy,        General  Partner  [(since  1982)]  of     $0           $0
Chairman of the   Odyssey  Partners,  L.P.  (investment
Board of Trustees partnership)   {(since   1982)}   and
Trustee (since    Chairman of the Board [(since  1981)]
2000)             of  Avatar   Holdings,   Inc.   (real
Age: 76           estate   development){(since   1981).
                  Director/trustee   of  31  investment
                  companies}[.  Oversees 31 portfolios]
                  in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli,  A {Trustee}  [trustee] or  {Director}
Trustee (since    [director]   of   other   Oppenheimer
2000)             funds.  Formerly  Vice  Chairman  {of
         Age: 68  the  Manager}(October   1995-December                 Over
                  1997){.    Director/trustee   of   41     $0        $100,000
                  investment    companies}    [of   the
                  Manager.  Oversees 41  portfolios] in
                  the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip A.        The  Director  [(since  1991)] of the                          000
Griffiths,        Institute    for   Advanced    Study,
Trustee (since    Princeton,     N.J.{(since    1991)},
2000)             director   [(since   2001)]   of  GSI
         Age: 63  Lumonics  {(since 2001)} and a member
                  of the  National  Academy of Sciences
                  (since     1979);     formerly    (in
                  descending   chronological  order)  a
                  director     of     Bankers     Trust
                  Corporation,  Provost  and  Professor     $0      $50,001-$100,
                  of Mathematics at Duke University,  a
                  director   of    Research    Triangle
                  Institute,   Raleigh,   N.C.,  and  a
                  Professor of  Mathematics  at Harvard
                  University.  {Director/trustee  of 30
                  investment  companies}  [Oversees  31
                  portfolios]  in the  OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin          Professor   Emeritus  of   Marketing,
Lipstein,         Stern  Graduate  School  of  Business
Trustee (since    Administration,  New York University.             00  Over
2000)             {Director/trustee  of  31  investment $10,001-50,0  $100,000
Age: 78           companies}  [Oversees 31  portfolios]
                  in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
[Joel W. Motley,  Director (January 2002-present),
Trustee since     Columbia Equity Financial Corp.
2002              (privately-held financial adviser);
Age: 50           Managing Director (January
                  2002-present), Carmona Motley, Inc.
                  (privately-held financial adviser);
                  Formerly he held the following
                  positions: Managing Director
                  (January 1998-December 2001),         $None1      None1
                  Carmona Motley Hoffman Inc.
                  (privately-held financial adviser);
                  Managing Director (January
                  1992-December 1997), Carmona Motley
                  & Co. (privately-held financial
                  adviser). Oversees 31 portfolios in
                  the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Elizabeth B.     Author and  architectural  historian;  $1-10,000   $50,001 -
Moynihan,         a  trustee  of the Freer  Gallery  of
Trustee (since    Art and  Arthur  M.  Sackler  Gallery
2000)             (Smithsonian   Institute),   Trustees
Age: 72           Council  of  the  National   Building
                  Museum;  a  member  of  the  Trustees
                  Council,  Preservation  League of New               $100,000
                  York State.  {Director/trustee  of 31
                  investment  companies}  [Oversees  31
                  portfolios]  in the  OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A.        A  director  of  Dominion  Resources,     $0          Over
Randall, Trustee  Inc.    (electric   utility   holding
(since 2000)      company)  and  Prime   Retail,   Inc.
Age: 74           (real   estate   investment   trust);
                  formerly  a  director   of   Dominion
                  Energy,  Inc. (electric power and oil
                  & gas producer),  President and Chief
                  Executive  Officer of The  Conference
                  Board, Inc.  (international  economic
                  and   business    research)   and   a               $100,000
                  director   of    Lumbermens    Mutual
                  Casualty Company,  American Motorists
                  Insurance    Company   and   American
                  Manufacturers     Mutual    Insurance
                  Company.   {Director/trustee   of  31
                  investment  companies}  [Oversees  31
                  portfolios]  in the  OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward V. Regan,  President,  Baruch  College,  CUNY; a
Trustee (since    director  of  RBAsset   (real  estate
2000)             manager);  a director  of  OffitBank;
Age: 71           formerly      Trustee,      Financial
                  Accounting   Foundation   (FASB   and
                  GASB),  Senior  Fellow of Jerome Levy
                  Economics  Institute,  Bard  College,
                  Chairman  of   Municipal   Assistance     $0       $50,001 -
                  Corporation   for  the  City  of  New               $100,000
                  York, New York State  Comptroller and
                  Trustee  of New York  State and Local
                  Retirement  Fund.   {Director/trustee
                  of}    [Oversees]    31    investment
                  companies  in  the   OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S.        Chairman   [(since   1993)]   of  The
Reynolds, Jr.,    Directorship   Search   Group,   Inc.
Trustee (since    (corporate  governance consulting and
2000)             executive  recruiting){(since 1993)};
Age: 70           a  life   trustee  of   International
                  House     (non-profit     educational     $0       $10,001 -
                  organization),  and a trustee [(since               $50,000
                  1996)]  of the  Greenwich  Historical
                  Society{(since 1996).}[.  Oversees 31
                  portfolios  in  the  OppenheimerFunds
                  complex.]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donald W. Spiro,   {Formerly  he  held  the   following
Vice Chairman of  positions:  Chairman  Emeritus (until
the Board of      August  1999),   Chairman   (November
Trustees,         1987 - January  1991) and}  [Chairman
Trustee (since    Emeritus  (since January 1991) of the
2000)             Manager.    Formerly]    a   director
Age: 76           (January  1969-August  1999)  of  the
                  Manager{;  President  and Director of     $0          Over
                  OppenheimerFunds  Distributor,  Inc.,               $100,000
                  a  subsidiary  of the Manager and the
                  Fund's    Distributor    (July   1978
                  January  1992).  Director/trustee  of
                  31 investment  companies}[.  Oversees
                  31       portfolios]      in      the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K.        Of Counsel  [(since  1993)],  Hogan &     $0          Over
Yeutter, Trustee  Hartson (a law  firm){(since  1993)}.
(since 2000)      Other   directorships:   Caterpillar,
Age: 71           Inc.    (since    1993)   {;   Zurich
                  Financial   Services   (since  1998);
                  ConAgra,   Inc.  (since  1993);   FMC
                  Corporation   (since   1993);   Texas
                  Instruments    Incorporated    (since
                  1993);} and  Weyerhaeuser  Co. (since
                  1999){;   formerly  a   director   of
                  Farmers   Group   Inc.   (1994-2000),               $100,000
                  Zurich Allied AG  (1998-2000)  and of
                  Allied   Zurich   Plc.   (1998-2000).
                  Director/trustee   of  31  investment
                  companies  in  the   OppenheimerFunds
                  complex.   Director/trustee   of   31
                  investment  companies}[.  Oversees 31
                  portfolios]  in the  OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------

      [The address of Mr. Murphy in the chart below is 498 Seventh Avenue,
New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.]

Interested Trustee and Officer

---------------------------------------------------------------------------------
Name, Address,[   Principal Occupation(s) During Past     Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
]Age,                                                                  Shares
Position(s) Held                                         Range of     Owned in
with Fund and     5 Years / Other Trusteeships Held by    Shares     any of the
Length of Time    Trustee / Number of Portfolios in      Owned in   Oppenheimer
Served            Fund Complex Overseen by Trustee       the Fund      Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive  Officer     $0       $50,001 -
President and     and  director  (since  June 2001) and
Trustee           President  (since  September 2000) of
Trustee since     the   Manager;    President   and   a
(October 2001)    [director   or]   trustee   of  other
         Age: 52  Oppenheimer  funds;  President  and a
                  director   (since   July   2001)   of
                  Oppenheimer    Acquisition   Corp.{,}
                  [(]the   Manager's   parent   holding
                  company[)]    and   of    Oppenheimer
                  Partnership  Holdings,  Inc.{,}  [(]a
                  holding  company  subsidiary  of  the
                  Manager{;  Director}[);  a  director]
                  (since      November     2001)     of
                  OppenheimerFunds         Distributor,
                  Inc.{,}   [(]a   subsidiary   of  the
                  Manager[)];  Chairman  and a director
                  (since  July  2001)  of   Shareholder
                  Services,  Inc.  and  of  Shareholder
                  Financial      Services,      Inc.{,}
                  [(]transfer  agent   subsidiaries  of
                  the   Manager[)];   President  and  a
                  director   (since   July   2001)   of
                  OppenheimerFunds   Legacy  Program{,}
                  [(]a    charitable    trust   program
                  established  by  the  Manager[)];   a
                  director    of    the     {following}
                  investment  advisory  subsidiaries of
                  the     Manager:      {OAM}     [OFI]
                  Institutional   [Asset   Management],
                  Inc. and Centennial  Asset Management
                  Corporation  (since  November  2001),
                  HarbourView      Asset     Management
                  Corporation     and    OFI    Private
                  Investments,    Inc.    (since   July
                  {2002)}  [2001)];   President  (since
                  November  1,  2001)  and  a  director
                  (since  July  2001)  of   Oppenheimer
                  Real  Asset  Management,   Inc.{,  an
                  investment  advisor subsidiary of the
                  Manager};  a director (since November
                  2001)    of    Trinity     Investment
                  Management    Corp.    and    Tremont
                  Advisers,      Inc.{,     investment}               $100,000
                  [(Investment]  advisory affiliates of
                  the   Manager[)];    Executive   Vice
                  President  (since  February  1997) of
                  Massachusetts  Mutual Life  Insurance
                  Company{,}  [(]the  Manager's  parent
                  company[)];  a director  (since  June
                  1995)  of  {DBL}  [DLB]   Acquisition
                  Corporation  {; formerly }[(a holding
                  company   that  owns  the  shares  of
                  David  L.  Babson &  Company,  Inc.);
                  formerly,]  Chief  Operating  Officer
                  {(from}[(]September  2000 {to}[-]June
                  2001) of the Manager;  President  and
                  trustee    {(from}[(]November    1999
                  {to}[-]November  2001) of MML  Series
                  Investment    Fund   and   MassMutual
                  Institutional   Funds{,}  [(]open-end
                  investment     companies{;}[);]     a
                  director   {(from}[(]September   1999
                  {to}[-]August   2000)  of  C.M.  Life
                  Insurance Company;  President,  Chief
                  Executive    Officer   and   director
                  {(from}[(]September              1999
                  {to}[-]August  2000) of MML Bay State
                  Life  Insurance  Company;  a director
                  {(from}[(]June    1989    {to}[-]June
                  1998) of  Emerald  Isle  Bancorp  and
                  Hibernia    Savings    Bank{,}   [(a]
                  wholly-owned  subsidiary  of  Emerald
                  Isle    Bancorp{;    Executive   Vice
                  President    Director    and    Chief
                  Operating  Officer (from June 1995 to
                  January  1997) of  David L.  Babson &
                  Co.,  Inc.,  an  investment  advisor;
                  Chief  Operating  Officer (from March
                  1993 to  December  1996)  of  Concert
                  Capital    Management,    Inc.,    an
                  investment advisor.  Director/trustee
                  of   63   investment    companies}[).
                  Oversees   69   portfolios]   in  the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------

[The address of the Officers in the chart below is as follows: for Messrs.
Molleur and Zack and Mses. Feld and Granger, 498 Seventh Avenue, New York, NY
10018, for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.]

Officers of the Fund

---------------------------------------------------------------------------------
Name, Address, Age,             Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund and
Length of Time Served
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
[Laura Granger,] {Bruce L.      Vice President of the Manager (since October
Bartlett, VP and Portfolio
Manager, Age: 51 Senior Vice
President (since January 1999)
of the Manager; an officer and
portfolio manager of other
Oppenheimer funds. Prior to
joining the Manager in April,
1995, he was a Vice President
and Senior Portfolio Manager
at First of America Investment
Corp. (September 1986 April
1995).
 James F. Turner, VP and        2000); an officer of 2 portfolios in the
Portfolio Manager, Age: 34 }    OppenheimerFunds complex; formerly a portfolio
Vice President and Portfolio    manager at Fortis Advisors (July 1998-October
Manager {of the Manager since   2000) prior to which she was portfolio manager
March 2001; formerly portfolio  at General Motors Investment Management (July
manager for Technology          1993-July 1998)].{
Crossover Ventures (May 2000 -  }
March 2001); Assistant Vice
President and Associate
Portfolio Manager of the
Manager (August 1999 - May
2000); securities analyst for
the Manager (October 1996 -
August 1999); and a securities
analyst with First of America
Investment Company (May 1994 -
October 1996)} [since
Age:  41
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted, [              Senior  Vice  President  and  Treasurer   (since
]Treasurer, Principal           March  1999) of the  Manager;  Treasurer  (since
Financial and Accounting        March  1999)  of  HarbourView  Asset  Management
Officer {(since 2000)} [since   Corporation,    Shareholder   Services,    Inc.,
1999]                           Oppenheimer Real Asset  Management  Corporation,
Age: {42} [43]                  Shareholder  Financial  Services,  Inc. {and}[,]
                                Oppenheimer  Partnership  Holdings,  Inc.,  {of}
                                OFI  Private  Investments,   Inc.  (since  March
                                2000)     {and      of}[,]      OppenheimerFunds
                                International  Ltd. and  Oppenheimer  Millennium
                                Funds   plc    (since   May   2000)   [and   OFI
                                Institutional  Asset  Management,   Inc.  (since
                                November   2000)   (offshore   fund   management
                                subsidiaries  of the  Manager)];  Treasurer  and
                                Chief  Financial  Officer  (since  May  2000) of
                                Oppenheimer  Trust  Company  [(a  trust  company
                                subsidiary   of   the    Manager)];    Assistant
                                Treasurer  (since  March  1999)  of  Oppenheimer
                                Acquisition   Corp.   {;  an  officer  of  other
                                Oppenheimer funds} [and OppenheimerFunds  Legacy
                                Program (since April 2000)];  formerly Principal
                                and Chief Operating  Officer [(March  1995-March
                                1999)],   Bankers  Trust   Company-Mutual   Fund
                                Services  Division{(March  1995 -  March  1999);
                                Vice   President   and}[.   An   officer  of  85
                                portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Vottiero,                Vice  President/Fund  Accounting  of the Manager
Assistant Treasurer since 2002  (since     March     2002;     formerly     Vice
Age: 39                         President/Corporate  Accounting  of the  Manager
                                (July  1999-March  2002)  prior to which he was]
                                Chief  Financial  Officer  {of CS  First  Boston
                                Investment  Management  Corp.  (September 1991 -
                                March  1995).  Robert J.  Bishop,}  [at  Sovlink
                                Corporation  (April  1996-June 1999). An officer
                                of  85   portfolios   in  the   OppenheimerFunds
                                complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,]               Assistant Vice President of the Manager  (since
Assistant Treasurer [since      September 1998); formerly Manager/Fund
2002]{(since 2000) }            Accounting (September 1994-September 1998) of
{Age: 42 Vice President of the  the Manager. An officer of 85 portfolios in the
Manager/Mutual Fund Accounting  OppenheimerFunds complex.
(since May 1996); an officer
of other
Oppenheimer funds; formerly an
Assistant Vice President of
the Manager/Mutual Fund
Accounting (April 1994 - May
1996) and a Fund Controller of
the Manager. Scott T. Farrar,
Assistant Treasurer
(since 2000)
Age: 36 Vice President of the
Manager/Mutual Fund Accounting
(since May 1996); Assistant
Treasurer of Oppenheimer
Millennium Funds plc (since
October 1997); an officer of
other Oppenheimer Funds;
formerly an Assistant Vice
President of the
Manager/Mutual Fund Accounting
(April 1994 - May 1996), and a
Fund Controller of the
Manager. Robert} [Age: 39
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert] G. Zack, Secretary      Senior Vice President (since May 1985) and
(since 2000)                    Acting General Counsel (since November 2001) of
Age: 53                         the Manager; Assistant Secretary of Shareholder
                                Services, Inc. (since May 1985), Shareholder
                                Financial Services, Inc. (since November 1989);
                                OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since October
                                1997); an officer of other Oppenheimer funds.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 {Denis R. Molleur, Assistant   Vice President and Assistant Counsel of the
Secretary                       Manager (since July 1998); formerly, an
}[Philip T. Masterson,          associate with Davis, Graham, & Stubbs LLP
Assistant Secretary since 2002  (January 1997-June 1998). An officer of 85
Age: 38                         portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur, Assistant     Vice President and Senior Counsel of the
Secretary ]                     Manager (since July 1999); an officer of other
(since 2000)                    Oppenheimer funds; formerly a Vice President
Age: 44                         and Associate Counsel of the Manager (September
                                1995 - July 1999).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld, Assistant    Vice President and Senior Counsel of the
Secretary                       Manager (since July 1999); an officer of other
(since 2000)                    Oppenheimer funds; formerly a Vice President
Age: 43                         and Associate Counsel of the Manager (June 1990
                                - July 1999).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives, Assistant     Vice President and Assistant Counsel of the
Secretary                       Manager (since June 1998); an officer of other
(since October 2001)            Oppenheimer funds; formerly an Assistant Vice
Age: 36                         President and Assistant Counsel of the Manager
                                (August 1997 - June 1998); and Assistant
                                Counsel of the Manager (August 1994-August
                                1997).
---------------------------------------------------------------------------------

      |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy)  who are  affiliated  with the  Manager  receive  no salary or fee from the Fund.  The remaining  Trustees of the Fund received the compensation  shown below. The compensation  from the Fund was paid during its fiscal year ended October 31, {2001} [2002].  The compensation from all of the
Board I  Oppenheimer  funds  represents  compensation  received as a director, trustee  or member of a  committee  of the  boards of those  funds  during the calendar year 2001.

 --------------------------------------------------------------------------------------
                         As of Fiscal Year Ended    As of December 31, 2001
                                10/31/02

 Trustee's Name
 and {Position }
 [Other Positions
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                      ]                                               ]

                                                                      {From all}
                                                                      [Total ]
                                                                      {Board I}
                                                    {Total            [Compensation
                                     Retirement     Compensation}     from all]
                      Aggregate {    Benefits       [Estimated        Oppenheimer
                      }Compensation  Accrued as     Annual            Funds [For
                      {from} [From]  Part[          Retirement        Which
                      Fund1          ]of {          Benefits Paid at  Individual
                                     }Fund[         Retirement from   Serves as
                                     ]Expenses      all Board I       Trustee/Director]
                                                    Funds (33 Funds ) (33 Funds)2
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Leon Levy                     [$845             $0          $133,352        $] {14,190
 Chairman                                                                        11,002
                                                                               }173,700
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Robert  G.  {Galli3}          [$514           $993           $55,678        $] {2,405
 [Galli 3]                                                                         464
 Study Committee                                                              }202,886
 Member
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Phillip         [A.]     {1,130 122           $237           $10,256         $54,889]
 Griffiths4[           54,889} [$267
 ]
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Benjamin Lipstein             [$730           $319          $115,270         $150,152
 Study Committee
 Chairman{,}
 Audit Committee
 Member
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Joel W. Motley6                  $0                               $0      $0] {11,213
                                     $0                                          8,457
                                                                              150,152}
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Elizabeth         B.         {5,887         $1,207           $57,086        $105,760]
 Moynihan                      3,946
 Study Committee      105,760} [$514
 Member
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Kenneth A. Randall           {7,992           $253           $74,471         $97,012]
 Audit Committee               6,211
 Chairman              97,012} [$472
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Edward V. Regan               [$467           $636           $46,313        $] {4,070
 Proxy Committee                                                                 2,309
 Chairman{,                                                                    }95,960
 } Audit Committee
 Member
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Russell S.                   {3,679           $704           $48,991         $71,792]
 Reynolds, Jr.                 2,361
 Proxy Committee       71,792} [$349
 Member
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Donald W. Spiro          {1,323 147           $291            $9,396         $64,080]
                       64,080} [$312
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Clayton           K.          [$349           $657           $36,372          $71,792
 {Yeutter5}  [Yeutter
 5]
 Proxy Committee
 Member
 --------------------------------------------------------------------------------------
   ]{3,068 }
   {1,750
71,792 1Aggregate compensation includes fees,} [1.    Aggregate compensation
from the Fund includes fees and] deferred compensation, if any{, and retirement plan benefits accrued for a Trustee, if any. For the fiscal year ended October 31, 2001.}[.]
   {2For the 2001 calendar year.} [2.     Estimated annual retirement
      benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes $24,989 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.]
   {3Total compensation for the 2001calendar year includes $97,126 compensation received for serving as a Trustee or Director of 10 other
Oppenheimer funds.} [3. Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I Funds.]
   {4Includes $1,008} [4.     Aggregate compensation from the Fund includes
$267] deferred under Deferred Compensation Plan described below.
   {5Includes $330} [5. Aggregate compensation from the Fund includes $87]
deferred under Deferred Compensation Plan described below.
  [6. Elected  to the  Board  on  October  10,  2002  and  therefore  did not receive any compensation.]

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as trustee for any of the Board I Funds for at least  fifteen  (15) years to be  eligible for the maximum  payment.  Each Trustee's  retirement  benefits will depend on the  amount of the  Trustee's  future  compensation  and  length  of  service.
Therefore the amount of those benefits  cannot be determined at this time, nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of {February 1} [November  27],  2002,  the
only people who owned of record or was known by the Fund to  beneficially  own
5% or more of any class of the Fund's  outstanding  Class A, Class B, Class C,
Class N or Class Y shares were:

      Anthony  {DiMaria  TR,  }[Di  Maria TR,  Attn:  Joseph  Lomangino,]  TJH
      Medical  Services PC 401k,  8906 135th Street,  Suite 7E,  Jamaica,  New
      York  11418-2834,   which  owned  {285,952.713}  [417,690.196]  Class  N
      shares{, (56.77%} [(46.52%] of the Class N shares then outstanding).

      Seeth Vivek TR, [Attn: Joseph Lomangino,] Jamaica Psychiatric Services
      PC 401k, 8906 135th Street, Suite 7E, Jamaica, New York 11418-2834,
      which owned {42,243.173} [64,082.969] Class N shares{, (8.38%} [(7.13%]
      of the Class N shares then outstanding).

      {Persumma  Financial  Services,  Mass Mutual Financial Group, 1295 State
      Street,  # N328,  Springfield,  Massachusetts  01111-0001,  which  owned
      367,158.141  Class Y  shares,}  [OppenheimerFunds  Capital  Accumulation
      Plan,  Attn:   MML037,  200  Clarendon  Street,   16th  Floor,   Boston,
      Massachusetts  02116-5021,   which  owned  470,080.799  Class  Y  shares
      ](99.97% of the Class Y shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at  HTTP://WWW.SEC.GOV.  Copies may be obtained,  after
                           ------------------
paying a  duplicating  fee,  by  electronic  request at the  following  E-mail address:  PUBLICINFO@SEC.GOV.,  or by  writing to the SEC's  Public  Reference
          -------------------
Section, Washington, D.C. 20549-0102.

      ? The Investment  Advisory  Agreement.  The Manager provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio manager  of the Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's  Equity  Portfolio Team provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
concessions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

          --------------------------------------------------------------

          Fiscal   Year   ended         Management Fees Paid to
          10/31:                        OppenheimerFunds, Inc.
          --------------------------------------------------------------
          --------------------------------------------------------------
                  2000                        $1,462,714
          --------------------------------------------------------------
          --------------------------------------------------------------
                  2001                        $3,268,139
          --------------------------------------------------------------
          --------------------------------------------------------------
                  [2002                       $1,473,898
          --------------------------------------------------------------
]
      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

        For  the  most  recent  renewal  of  the  Fund's  investment  advisory agreement in December 2001, the Board  considered,  with its counsel:  (i) the quality  and  extent  of  the  services  to be  provided  to the  Fund  by the
Manager;  (ii)  the  depth  of  organization,   expertise  and  experience  of
the Manager;  (iii) the financial  resources of the Manager;  (iv) the ability
of  the  Manager  to  retain  and  attract   qualified   personnel;   (v)  the
performance  of  assets  managed  by  the  Manager  in the  Fund's  investment style;  (vi) benefits  derived by the Manager from its  relationship  with the
Fund,  including receipt of tangible and intangible research by allocating the
Fund's  brokerage  per section 28(e) of the  Securities  Exchange Act of 1934;
and (vii) the overall  experience  and  reputation of the Manager in providing such  services  to  investment  companies.  In  addition,  the Board  reviewed and discussed the terms and conditions of the investment  advisory  agreement.
Based upon its review,  the Board of Trustees  concluded that the terms of the
Fund's  investment  advisory  agreement are  reasonable,  fair and in the best interests  of the Fund  and its  shareholders,  and  that  the  fees  provided therein  are  fair  and  reasonable  in  light  of  the  usual  and  customary charges made by others for services of the same nature and quality.

|X|      Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks in its best judgment,  based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  concessions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use  {concessions}
[commissions] on fixed-price  offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

            -------------------------------------------------------------

               Fiscal Year Ended    Total Brokerage Commissions Paid by
                    10/31:                       the Fund1
            -------------------------------------------------------------
            -------------------------------------------------------------
                     2000                         $78,7772
            -------------------------------------------------------------
            -------------------------------------------------------------
                     2001                        $252,1563
            -------------------------------------------------------------
            -------------------------------------------------------------
                     [2002                       $876,4944
            -------------------------------------------------------------
1.    ]Amounts  do not  include  spreads  or  {concessions}  [commissions]  on principal transactions on a net trade basis.
2.    [In the  fiscal  year ended  10/31/00,  the  amount of  transactions  to brokers  for  research  services  was  $45,235,988  and the  amount  of the commissions paid to broker-dealers for those services was $37,490.]
3.    In  the  fiscal  year  ended  {10/31/00}   [10/31/01],   the  amount  of
   transactions   to  brokers  for   research   services   was   {$45,235,988}
   [$52,344,202] and the amount of the commissions paid to broker-dealers  for those services was {$37,490} [$100,098].
4.    In  the  fiscal  year  ended  {10/31/01}   [10/31/02],   the  amount  of
   transactions   to  brokers  for   research   services   was   {$52,344,202}
   [$40,754,056] and the amount of the commissions paid to broker-dealers  for those services was {$100,098} [$85,463].

Distribution and Service Plans

1.          The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The
   Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.
2.
      {Expenses  normally  attributable to sales are borne by the Distributor.
}[With  respect  to  purchases  of  Class A  shares  subject  to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  Recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  Recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  Recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.]
1.
2.                The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.
3.
              -----------------------------------------------------

                               Aggregate       Class A Front-End
              Fiscal Year   Front-End Sales      Sales Charges
              Ended 10/31: Charges on Class       Retained by
                               A Shares          Distributor1
              -----------------------------------------------------
              -----------------------------------------------------
                  2000        $5,488,223           $674,370
              -----------------------------------------------------
              -----------------------------------------------------
                  2001        $1,532,470           $424,394
              -----------------------------------------------------
              -----------------------------------------------------
                 [2002         $421,227            $151,752
              -----------------------------------------------------
1.    ]Includes amounts retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

 ------------------------------------------------------------------------------

                  Concessions   Concessions on   Concessions   Concessions on
   Fiscal Year     on Class A   Class B Shares   on Class C    Class N Shares
  Ended 10/31:       Shares       Advanced by      Shares       Advanced by
                  Advanced by    Distributor1    Advanced by    Distributor1
                  Distributor1                  Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
      2000          $97,505       $6,637,607      $ 403,220         N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
      2001          $74,117       $2,075,174      $209,534        $20,8892
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
      [2002         $18,721        $497,004        $42,256        $11,625
 ------------------------------------------------------------------------------
1.    ]The  Distributor  advances  concession  payments to dealers for certain sales of Class A shares  and for  sales of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------------

                 Class A            Class B           Class C            Class N
  Fiscal        Contingent        Contingent         Contingent        Contingent
Year Ended    Deferred Sales    Deferred Sales     Deferred Sales    Deferred Sales
   10/31     Charges Retained  Charges Retained   Charges Retained  Charges Retained
              by Distributor    by Distributor     by Distributor    by Distributor
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
   2000            None             $90,379            $7,275              N/A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
   2001           $7,448           $449,939           $38,358              $9
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
   [2002          $5,146           $264,697            $5,747             $780
--------------------------------------------------------------------------------------
]
Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees1,  cast  in  person at a meeting called for the purpose of voting on that plan.

      Each plan has also been  approved  by the  holders of a  "majority"  (as defined in the Investment  Company Act) of the shares of the applicable class.
The  shareholder  votes for the plans  were  cast by the  Manager  as the sole initial holder of each class of shares of the Fund.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  (at no direct  cost to the Fund) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares after six (6) years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A Plan  that  would  materially  increase payments under the Plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  While  the plan  permits  the  Board  to  authorize payments to the  Distributor to reimburse  itself for services under the plan, the Board has not yet done so[, except in the case of the special  arrangement described below]. The Distributor makes payments to plan recipients  quarterly at an  annual  rate not to  exceed  0.25% of the  average  annual  net  assets consisting  of Class A shares held in the accounts of the  recipients or their customers.

      [With  respect to  purchases  of Class A shares  subject to a contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  Recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  Recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  Recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

    For the fiscal year ended  October 31, 2002] {For the fiscal  period ended
October 31, 2001},  payments  under the Class A plan totaled  {$390,373,  all}
[$168,548,] of which  [$5,146] was {paid}  [retained] by the  Distributor  {to recipients.  That included  $31,067} [under the arrangement  described  above, and  included  $11,496]  paid  to an  affiliate  of the  Distributor's  parent company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to
Class A shares in any fiscal year cannot be  recovered  in  subsequent  years.
The Distributor  may not use payments  received the Class A Plan to pay any of its  interest  expenses,  carrying  charges,  or  other  financial  costs,  or allocation of overhead.

      |X| Class B,  Class C and Class N Service  and  Distribution  Plan Fees.
Under the Class B and Class C plans,  service fees and distribution  fees, and with respect to the Class N plan, the  distribution  fees, are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business day during the period.  The Class B,
Class C and Class N plans provide for the  Distributor  to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts  paid by the Fund under the plans during the period for which the fee is paid. The types of services that recipients  provide are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and Class N plans permit the  Distributor to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the  Distributor  currently  intends to pay the service fee to  recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly  on those  shares  under the Class B and Class C plans.  The advance payment is based on the net asset value of shares  sold.  Shares  purchased by exchange  do not qualify for the  advance  service  fee  payment.  If Class B,
Class C or Class N shares are  redeemed  during  the first  year  after  their purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concessions  and  service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, { and }
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses{.}[,]
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.
o
1.    When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B,
   Class C and Class N shares.
2.
      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  form the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If the Class B, Class C or Class N plan is terminated by the Fund, the  Board  of  Trustees  may  allow  the  Fund to  continue  payments  of the asset-based  sales charge to the  Distributor for  distributing  shares before the plan was terminated.

-------------------------------------------------------------------------------
Distribution Fees Paid to the Distributor in the Fiscal Year Ended {10/31/01}
                                  [10/31/02]
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
     Class        Under Plan1   Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan      {$1,287,957     $475,951       $8,768,947         23.82%
                  $1,193,063
                  $8,467,566
                 11.24% Class
                    C Plan
                   $381,157
                   $247,776
                   $663,348
                  2.87% Class
                    N Plan
                    $4,300
                    $3,923
                    $31,288
                    2.16%}
                   [$581,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan       $178,249       $51,283         $761,371          5.38%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan        $7,735         $7,026          $45,383          2.86%]
-------------------------------------------------------------------------------
1.    Includes  amounts  paid  to an  affiliate  of the  Distributor's  parent company:  {$31,067}  [$11,496]  (Class  A),  {$7,300}  [$6,237]  (Class  B)
   {$3,275} [$4,805] (Class C) and {$0} [$1] (Class N).

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth  below.  For periods of less than one (1) year, the Fund may quote its  performance on a  non-annualized  basis.
The charts  below show the Fund's  performance  as of the Fund's  most  fiscal year end.  You can obtain  current  performance  information  by  calling  the
Fund's Transfer Agent at {1.800.525.7048}  [1.800.225.5677] or by visiting the
OppenheimerFunds Internet website at HTTP://WWW.OPPENHEIMERFUNDS.COM.
                                     -------------------------------

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      |_| Total returns measure the  performance of a hypothetical  account in the  Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns do not  reflect the effect of taxes on dividends and capital gains distributions.
      |_| An  investment  in the Fund is not  insured by the FDIC or any other government agency.
      |_| The  principal  value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Total  returns  for any  given  past  period  represent  historical performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten
(10) years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

            In  calculating  total  returns  for Class A shares,  the  current maximum  sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless  the  return  is shown without sales charge, as described below). For Class B shares,  payment of the applicable  contingent  deferred  sales  charge is applied,  depending  on the period for which the return is shown:  {5.0%} [5%] in the first  year,  {4.0%}
[4%] in the second  year,  {3.0%} [3%] in the third and fourth  years,  {2.0%}
[2%] in the fifth  year,  {1.0%}  [1%] in the sixth year and none  thereafter.
For Class C shares,  the  {1.0%}  [1%]  contingent  deferred  sales  charge is deducted for returns for the one-year period.  For Class N shares,  the {1.0%}
[1%]  contingent  deferred  sales  charge  is  deducted  for  returns  for the one-year {and  life-of-class  periods as  applicable}  [period.  Class N total returns may also be calculated  for the periods prior to 3/1/01 (the inception date for Class N shares),  based on the Fund's  Class A returns,  adjusted  to reflect the higher  Class N 12b-1  fees].  There is no sales charge on Class Y shares.

            |_|  Average  Annual  Total  Return.  The  "average  annual  total return" of each class is an average annual  compounded rate of return for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula) to achieve an
Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
|_|      [Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

                   - 1=  Average Annual Total Return (After Taxes on
ATVDR     1/n      Distributions and Redemption)
-----
  P

 ---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                       For the Periods Ended 10/31/02
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
                                   1-Year                  5-Year

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 --------------------------        -51.13%                 -50.35%
       After Taxes on
       Distributions
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 After Taxes on                       -31.14%              -35.06%
 Distributions and
 Redemption of Fund Shares
 ---------------------------------------------------------------------------
  1. Inception of Class A shares: 4/25/00]
------------------------------------------------------------------------------

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or
Class N shares.  There is no sales charge on Class Y shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the  period for a  hypothetical  investment  in that class of shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

                                     B-46

--------------------------------------------------------------------------------------

        The Fund's Total Returns for the Periods Ended {10/31/01} [10/31/02]
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
         Cumulative Total                   Average Annual Total Returns
Class    Returns (10 years or
of       Life of Class)
Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                       5-Year            10-Year
                                    1-Year       (or life-of-class)        (or
                                                                     life-of-class)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
         After       Without   After   Without   After    Without   After    Without
         Sales        Sales    Sales   Sales     Sales    Sales     Sales    Sales
         Charge      Charge    Charge   Charge    Charge  Charge     Charge   Charge
           (MOP)      (NAV)     (MOP)    (NAV)    (MOP)     (NAV)    (MOP)       (NAV)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Class A  -{66.88%1  -81.78%1   -51.13%  -48.15%  -50.34%1 -49.16%1    N/A      N/A
         -64.86%1
         -70.53%
         -68.74%
         -51.74%1
         -49.82%1
         N/A N/A
         Class B
         -66.59%1
         -65.20%1
         -70.48%
         -68.93%
         -51.46%1
         -50.14%1
         N/A N/A
         Class C
         -65.20%1
         -65.20%1
         -69.24%
         -68.93%
         -50.14%1
         -50.14%1
         N/A N/A
         Class N
         -47.42%2
         -46.89%2
         N/A N/A
         N/A N/A
         N/A N/A
         Class Y
         -64.42%1
         -64.42%1
         -68.40%
         -68.40%
         -49.40%1
         -49.40%1}
         [82.83%1
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Class B  -82.64%1   -82.10%1   -51.14%  -48.56%  -50.13%1 -49.52%1    N/A      N/A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Class C             -82.10%1   -49.08%  -48.56%  -49.52%1 -49.52%1    N/A      N/A
         -82.10%1
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Class N             -72.53%2   -48.80%  -48.29%  -53.94%2 -53.94%2    N/A      N/A
         -72.53%2
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Class Y             -81.46%1   -47.89%  -47.89%  -48.81%1 -48.81%1]   N/A      N/A
         -81.46%1
--------------------------------------------------------------------------------------

1. Inception of Class A, Class B, Class C, and Class Y: 4/25/00.
2. Inception of Class N: 3/01/01

Other Performance  Comparisons.  The Fund compares its performance annually to that of an appropriate market index in its Annual Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or  telephone  numbers  shown on the  cover of this  Statement  of  Additional
Information.  The Fund  may  also  compare  its  performance  to that of other investments,  including other mutual funds, or use rankings of its performance by independent  ranking entities.  Examples of these  performance  comparisons are set forth below.

      |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on  investment  styles.  The Lipper  performance  rankings  are based on total returns  that  include the  reinvestment  of capital  gain  distributions  and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      |X|  Morningstar  {Rankings}  [Ratings].  From time to time the Fund may publish the star rating and/or  ranking of the  performance  of its classes of shares by  Morningstar,  Inc.  ("Morningstar"),  an  independent  mutual  fund monitoring  service.  Morningstar  rates  {and  ranks  mutual  funds  in broad investment  categories:  domestic  stock  funds,  international  stock  funds, taxable bond funds and  municipal  bond}  [mutual  funds in their  specialized market sector. The Fund is rated among specialty technology] funds.

      Morningstar proprietary star {rankings} [ratings] reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar {RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk} [Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance
(including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance].
The top 10% of funds in each {broad asset class} [category] receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars[,] and the bottom 10% receive 1 star.  [(Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)] The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar {Ratings} [Rating] metrics.

      The Fund may also  compare  its total  return  ranking  to that of other funds in its  Morningstar  category,  in addition to its star  ratings.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th percentile, that means that 94% of the funds in the same  category  performed  better than it did.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

{A B O U T Y O U R A C C O U N T} [ABOUT your account]

------------------------------------------------------------------------------
How to Buy Shares
------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least {$25} [$50 and shareholders must invest at least $500 before
                            ---
an Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases]. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00
P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three
{(3)} days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      [?]   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     {o} Class A and Class B shares you purchase for your individual accounts{,} (including IRAs and 403(b) plans)[,] or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     {o current} [Current] purchases of Class A and Class B shares of the
            Fund and other Oppenheimer {Funds} [funds] to reduce the sales charge rate that applies to current purchases of Class A shares,
            and
o     Class A and Class B shares of Oppenheimer {Funds} [funds] you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current
            purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

{n} The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the {distributor or the sub-}distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
                                           {Oppenheimer  New York  Municipal  Fund
                                          Oppenheimer Capital  Appreciation Fund }
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
[Oppenheimer Capital Appreciation Fund    Oppenheimer New York Municipal Fund
]Oppenheimer Capital Preservation Fund    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
                                          {Inc.  Oppenheimer  Concentrated  Growth
                                          Fund  Oppenheimer   Quest  Global  Value
Oppenheimer Champion Income Fund          Fund,} Inc.
                                          [Oppenheimer  Quest  Global  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          ]Oppenheimer   Quest  Opportunity  Value
Oppenheimer Developing Markets Fund       Fund
Oppenheimer      {Developing     Markets}
[Disciplined Allocation] Fund             Oppenheimer Quest Value Fund, Inc.
Oppenheimer    {Disciplined   Allocation}
[Discovery] Fund                          Oppenheimer Real Asset Fund
 {Oppenheimer  Discovery Fund Oppenheimer
Rochester  National   Municipals  Fund  } Oppenheimer  {Senior Floating Rate Fund}
Oppenheimer Emerging Growth Fund          [Rochester National Municipals]
Oppenheimer Emerging Technologies Fund    [Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               ]Oppenheimer Small Cap Value Fund
 {Oppenheimer       Enterprise       Fund
Oppenheimer    Special   Value   Fund   }
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
 {Oppenheimer    Intermediate   Municipal
Fund    Oppenheimer    Value    Fund    }  {Limited-Term   New   York   Municipal}
Oppenheimer International Bond Fund       [Oppenheimer Value] Fund
                                           {Rochester       Fund       Municipals}
Oppenheimer International Growth Fund     [Limited-Term New York Municipal Fund]
Oppenheimer  International  Small Company
Fund                                      [Rochester Fund Municipals
                                          ]OSM1- Gartmore  Millennium  Growth Fund
Oppenheimer Limited-Term Government Fund  II
Oppenheimer Limited {-}Term  {Government}
[Municipal] Fund                          OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      [Fund]
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon  Brothers  {Capital} [All
Oppenheimer MidCap Fund                   Cap] Fund
Oppenheimer Multiple Strategies Fund
 {  and}   [And]  the   following   money
market funds:[
]
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
                                          Oppenheimer  Money Market  Fund,  Inc. {
Centennial Money Market Trust             }
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds [described above] except the money market funds
[and Oppenheimer Senior Floating Rate Fund]. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a {thirteen (13)} [13-]month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to {ninety (90)} [90] days before the date of the Letter.  [Letters of Intent do not consider Class C or Class
N shares you purchase or may have purchased.]

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of the Fund (and other Oppenheimer funds) during a {thirteen (13)}
[13-]month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to {ninety (90)} [90] days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the {Application}
[application] used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the {commissions}
[concessions] previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of {commissions} [concessions]
allowed or paid to the dealer over the amount of {commissions} [concessions]
that apply to the actual amount of purchases.  The excess {commissions}
[concessions] returned to the Distributor will be used to purchase additional shares for the {investor's} [investor's] account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there
will  be  no   adjustment   of   {commissions}   [concessions]   paid  to  the
broker-dealer  or financial  institution  of record for  accounts  held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      [1.]  Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500
(computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the {thirteen} [13]-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the {thirteen} [13]-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty {(20)} days after a request from the Distributor or the dealer, the Distributor will, within sixty {(60)} days of the expiration of the
Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. {To} [As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can] establish an Asset
Builder Plan to {buy} [automatically purchase additional] shares directly from a bank account{, you must enclose a check (minimum $25) for the initial purchase with your application} [for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established
Asset Builder Plans, additional purchases will remain at $25]. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus.  [Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for
OppenheimerFunds employer-sponsored qualified retirement accounts.] Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two {(2)} business days prior to the investment dates you selected on your {Application} [application].  Neither the Distributor, the
Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares {resulting} [that result] from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately {ten (10)} [10] days) after receipt of {such} [your]
instructions to implement them.  The Fund reserves the right to amend, suspend{,} or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable {Investments}
[investments], then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  [OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.]

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
{Fund's} [Fund's] shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset {value}
[values] of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that {investor's} [investor's] name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C{,} [or] Class N {or Class Y} shares and the dividends payable on Class B, Class C{,} [or] Class N {or Class Y} shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N
[shares] are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares [at net asset value whether or not] subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of [Class
A] shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current {interpretation}
[interpretations] of applicable federal [income] tax law by the Internal
Revenue Service, the conversion of Class B shares to Class A shares after six
{(6)} years is not treated as a taxable event for the shareholder. If those laws{,} or the IRS interpretation of those laws{,} should change, the automatic conversion feature may be suspended. In that event, no further
{conversion} [conversions] of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two {(2)} classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six {(6)} years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs [(including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans],
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix {_}[B] to this
            Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds{, and}[.]
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.
1.
2.    The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class
   N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.
o
      [No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.]

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
{Fund's} [Fund's] assets and are  not paid directly by shareholders.
However, those expenses reduce the net asset {value} [values] of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the {Fund's} [Fund's] share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses[,] and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

[Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.]
           ------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange [("the Exchange")] on each day that the Exchange is open. The calculation is done by dividing the value of the
Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., {New
York} [Eastern] time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a {holiday). }[U.S.
holiday).  All references to time in this Statement of Additional Information mean "Eastern time."] The Exchange's most recent annual announcement (which is subject to change) states that it will close on New {Year's} [Year's] Day,
Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and
{U.S.} holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The {New York Stock} Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The {New York Stock} Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Trustees has
established procedures for the valuation of the {Fund's} [Fund's] securities.
In general those procedures are as follows:
o     {o} Equity securities traded on a U.S. securities exchange or on
{NASDAQ} [Nasdaq(R)] are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on {NASDAQ} [Nasdaq], as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     {o} Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(3)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(4)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(5)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     {o} Long-term debt securities having a remaining maturity in excess of
60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the {Fund's} [Fund's]
Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     {o} The following securities are valued at the mean between the "bid"
and "asked" prices determined by a pricing service approved by the {Fund's}
[Fund's] Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(6)   debt instruments that have a maturity of more than 397 days when issued,
(7)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(8)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     {o} The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(9)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(10)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     {o} Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield{,} and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on {NASDAQ} [Nasdaq], as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on {NASDAQ} [Nasdaq] on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on {NASDAQ} [Nasdaq] on the valuation date.  If the put, call or future is not traded on an exchange or on {NASDAQ} [Nasdaq], it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the {Fund's} [Fund's] gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.
If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six {(6)} months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     {o} Class A shares purchased subject to an initial sales charge or
         Class A shares on which a contingent deferred sales charge was paid,
         or
o     {o} Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N[,] or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.{ In general gains and losses on the redemption of shares will be long-term capital gains or losses if the shares have been held for more than one (1) year. Gains or losses on the redemption of shares will be short-term gains or losses if the shares have been held for one (1) year or less.}  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

{In addition, if a shareholder realizes a loss on the redemption of the shares in the Fund and reinvests in shares in the Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the
"wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. Any loss realized by shareholders upon a redemption of shares within six (6) months of the date of their purchase will be treated as long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six (6) month period.

Payments "In Kind."} [Payments "In Kind".] The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash.
In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any {ninety (90)} [90-]day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.
If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C {or} [and] Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, [SEP-IRAs, SIMPLE IRAs,] 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed {persons)} [plan sponsors)] in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of {The New York Stock} [the] Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior {thirty (30)} [30] days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the {Account Application} [account application] or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the {Account Application} [account application].  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated
below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange
Plan. The minimum amount that may be exchanged to each other fund account is
{$25} [$50]. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this Statement of
Additional Information.

Automatic  Withdrawal  Plans.  Fund shares will be  redeemed as  necessary  to meet  withdrawal  payments.  Shares  acquired  without a sales  charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon
the  amount  withdrawn,   the  {investor's}   [investor's]  principal  may  be
depleted.  Payments  made under  these  plans  should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three {(3)} business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes [of shares] by calling the Distributor {at
1.800.525.7048}.

o     All of the Oppenheimer funds currently offer Class A, B {and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
      Trust, Centennial Tax Exempt Trust, Centennial Government Trust,}[, C,
      N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           ]Centennial New York Tax Exempt
                                              Trust{,} [
      ]Centennial California Tax Exempt       Centennial Tax Exempt Trust
      Trust{, and Centennial America Fund,
      L.P., which only offer Class A
      shares.} [
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer New York Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Quest Global Value
                                              Fund, Inc.
      Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
      Fund                                    Municipals
      Oppenheimer International Bond Fund     Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer International Growth Fund   Oppenheimer Small Cap Value Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.]
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     {Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.Only certain Oppenheimer funds currently offer Class
      N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.}Class M shares of Oppenheimer Convertible
      Securities Fund may be exchanged only for Class A shares of other
      Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund {can} [may] be
      exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     {If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
      Oppenheimer fund at the time of exchange, the holding period for that
      Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
      Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.Class A, Class
      B, Class C and Class Y} Shares of Oppenheimer Select Managers Mercury
      Advisors S&P Index Fund and Oppenheimer Select Managers QM Active
      Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 {days} [days'] notice prior to materially amending or terminating the exchange privilege. That 60 {-}day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge{. However, when
Class A shares }[, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals)] acquired by exchange of
Class A shares of {other} [any] Oppenheimer {funds} [fund] purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months
{of} [measured from] the {end} [beginning] of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     {The Class B contingent deferred sales charge is imposed on Class B shares }[When Class A shares of Rochester National Municipals and Rochester
Fund Municipals] acquired by exchange {if they} [of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge] are redeemed within {six years} [24 months of the beginning of the calendar month] of the initial purchase of the exchanged Class {B} [A]
shares{. The}[, the] Class {C} [A] contingent deferred sales charge is imposed on {Class C shares acquired by exchange if they are redeemed within
12 months of the initial purchase of the exchanged Class C} [the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed] shares. [

o     ]With respect to Class {N shares, a 1.0%} [B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1%] contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. [

      ]Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to {fifty (50)} [50] accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a {Prospectus}
[prospectus] of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular  business  day the  Transfer  Agent  receives an  exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
{withdrawal plan} [Withdrawal Plan], will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior
Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

{Under certain tax rules, the Fund may be required to include an amount in income with respect to a security even though the Fund does not receive payments in cash attributable to such income in respect of the security during the year. For example, a Portfolio may be required to accrue a portion of any discount at which it purchases a debt security as income in each year.
In addition, if the Fund invests in any equity security of a non-U.S.
corporation classified as a "passive foreign investment company" for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Fund being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that the Fund invests in any securities producing such "phantom income", the Fund will nonetheless be required to make income distributions of such phantom income in order to avoid taxation of such income at the Fund level. Such distributions will be required to be made from available cash of the Fund or by liquidation of Fund securities if necessary.
If a distribution of cash necessitates the liquidation of Fund securities, the Fund may realize a gain or loss from such sales. Any net capital gains realized from such transactions may result in larger capital gain distributions (if any) to shareholders than they would have received in the absence of such transactions.}

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by [
]checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the {Fund's} [Fund's] Dividends, Distributions and Redemptions
of Shares.  The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax
{advisors} [advisers] with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

{n} Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses {and net short-term capital gain in excess of long-term capital loss)}[)] and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). [

      ]The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within {twelve} [12] months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items [(including receivables)], U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

{n} Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

{n}  Taxation  of  Fund  Distributions.   The  Fund  anticipates  distributing
substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. { Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.}

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as [a] long-term capital gain{. It does not} [and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no] matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, {it is expected that} the Fund {also} will
{elect} [provide] to {have} shareholders of record on the last day of its taxable year {treated as if each received a distribution of} [information regarding] their pro rata share of {such} [the] gain [and tax paid]. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold {and remit to the U.S. Treasury 31%} [30% (29% for payments after December 31, 2003)] of ordinary income dividends {and}[,] capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct{, certified} taxpayer identification number [or
                    --------------------
to properly certify that number when required], (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). [All income and any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

]{n} Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

{n} Foreign Shareholders.  {Taxation} [Under U.S. tax law, taxation] of a shareholder who {under United States law is }[is a foreign person (to include, but not limited to,] a nonresident alien individual, [a] foreign trust {or}[, a foreign] estate, [a] foreign corporation, or [a] foreign partnership[) primarily] depends on whether the {shareholder's} [foreign person's] income from the Fund is effectively connected with [the conduct of]
a U.S. trade or business {carried on by such shareholder.}[. Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.]

      {If the income from the Fund is not} [Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are] effectively
                                                     ----
connected with [the conduct of] a U.S. trade or business {carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax. The rate of the tax depends on a number of factors. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then}[, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed
Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on] ordinary income dividends, capital [gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.] {gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign non-corporate shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the shareholder furnishes the Fund with proper notification of their foreign status.}

      The tax consequences to {a} foreign {shareholder} [persons] entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors [or the U.S. Internal Revenue Service] with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of {foreign taxes} [the U.S. withholding taxes described above].

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the {Fund's} [Fund's] Transfer
Agent, is a division of the Manager. It is responsible for maintaining the
{Fund's} [Fund's] shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer
Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. {The Bank of New York} [Citibank, N.A.] is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It {will be} [is] the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The
Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG {LLP} [LLP] are the independent auditors of the
Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Emerging Technologies Fund:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Emerging Technologies Fund, including the statement of investments,
 as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from April 25, 2000 (inception of offering) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility
 is to express an opinion on these financial statements and financial highlights
 based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing
 procedures where replies from brokers were not received. An audit also includes
 assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Emerging Technologies Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each
 of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from April 25,
 2000 (inception of offering) to October 31, 2000, in conformity with accounting
 principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2002

STATEMENT OF INVESTMENTS  October 31, 2002

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
Common Stocks--95.4%
--------------------------------------------------------------------------------
Consumer Discretionary--3.6%
--------------------------------------------------------------------------------
Media--2.3%
Clear Channel
Communications, Inc. 1                                    30,000
$1,111,500
--------------------------------------------------------------------------------
Comcast Corp., Cl. A
Special 1                                                 50,000
1,150,500

----------

2,262,000

--------------------------------------------------------------------------------
Specialty Retail--1.3%
GameStop Corp. 1                                          71,800
1,285,220
--------------------------------------------------------------------------------
Health Care--18.2%
--------------------------------------------------------------------------------
Biotechnology--5.1%
Amgen, Inc. 1                                             40,000
1,862,400
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                   25,200
875,448
--------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                   70,000
1,264,200
--------------------------------------------------------------------------------
Nuerocrine
Biosciences, Inc. 1                                       21,000
942,900

----------

4,944,948

--------------------------------------------------------------------------------
Health Care Equipment & Supplies--7.3%
Boston Scientific
Corp. 1                                                   40,000
1,505,200
--------------------------------------------------------------------------------
SurModics, Inc. 1                                         60,000
2,053,200
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                           45,000
2,169,900
--------------------------------------------------------------------------------
Zimmer
Holdings, Inc. 1                                          35,000
1,442,700

----------

7,171,000

--------------------------------------------------------------------------------
Health Care Providers & Services--1.3%
CTI Molecular
Imaging, Inc. 1                                           54,100
1,221,578
--------------------------------------------------------------------------------
Pharmaceuticals--4.5%
NPS
Pharmaceuticals, Inc. 1                                  124,900
3,244,902
--------------------------------------------------------------------------------
Scios-Nova, Inc. 1                                        40,000
1,154,400

----------

4,399,302

--------------------------------------------------------------------------------
Industrials--3.6%
--------------------------------------------------------------------------------
Aerospace & Defense--1.8%
Alliant
Techsystems, Inc. 1                                       29,000
1,744,350
--------------------------------------------------------------------------------
Commercial Services & Supplies--1.8%
University of
Phoenix Online 1                                          55,000
1,710,500

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Information Technology--70.0%
--------------------------------------------------------------------------------
 Communications Equipment--12.9%
 Brocade
 Communications
 Systems, Inc. 1                                         290,000
$1,992,300
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                                   150,000
1,677,000
--------------------------------------------------------------------------------
 McDATA
 Corp., Cl. B 1                                          100,000
665,000
--------------------------------------------------------------------------------
 Motorola, Inc.                                          155,000
1,421,350
--------------------------------------------------------------------------------
 Nokia Corp.,
 Sponsored ADR,
 A Shares                                                 50,000
831,000
--------------------------------------------------------------------------------
 QUALCOMM, Inc. 1                                         57,000
1,967,640
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                       235,000
4,013,800

-----------

12,568,090

--------------------------------------------------------------------------------
 Computers & Peripherals--7.7%
 ATI
 Technologies, Inc. 1                                    180,000
1,155,600
--------------------------------------------------------------------------------
 Dell
 Computer Corp. 1                                         80,000
2,288,800
--------------------------------------------------------------------------------
 EMC Corp. 1                                             273,000
1,395,030
--------------------------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                                       40,000
831,600
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                          51,600
1,020,132
--------------------------------------------------------------------------------
 Western
 Digital Corp. 1                                         130,000
804,700

-----------

7,495,862

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--2.9%
 MEMC Electronic
 Materials, Inc. 1                                       176,400
1,234,800
--------------------------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                                    140,000
1,584,800

-----------

2,819,600

--------------------------------------------------------------------------------
 Internet Software & Services--4.0%
 Internet Security
 Systems, Inc. 1                                         138,500
2,556,710
--------------------------------------------------------------------------------
 MatrixOne, Inc. 1                                       200,300
526,789
--------------------------------------------------------------------------------
 Overture
 Services, Inc. 1                                         30,000
825,900

-----------

3,909,399

--------------------------------------------------------------------------------
 IT Consulting & Services--1.8%
 Anteon International
 Corp. 1                                                  45,000
1,035,000

13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 IT Consulting & Services Continued
 Cognizant Technology
 Solutions Corp. 1                                        11,000     $
727,870

-----------

1,762,870

--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--25.1%
 Atmel Corp. 1                                           243,900
407,313
--------------------------------------------------------------------------------
 ChipPAC, Inc. 1                                         476,900
1,264,262
--------------------------------------------------------------------------------
 Cree, Inc. 1                                            133,000
2,294,250
--------------------------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                                          85,000
1,737,400
--------------------------------------------------------------------------------
 Linear Technology
 Corp                                                     50,000
1,382,000
--------------------------------------------------------------------------------
 Microchip
 Technology, Inc. 1                                       41,700
1,017,480
--------------------------------------------------------------------------------
 Micron
 Technology, Inc. 1                                      107,800
1,724,800
--------------------------------------------------------------------------------
 Novellus
 Systems, Inc. 1                                          20,000
632,000
--------------------------------------------------------------------------------
 O2Micro
 International Ltd. 1                                    225,000
1,930,275
--------------------------------------------------------------------------------
 QLogic Corp. 1                                           56,300
1,959,803
--------------------------------------------------------------------------------
 RF Micro
 Devices, Inc. 1                                         160,000
1,358,240
--------------------------------------------------------------------------------
 Silicon Image, Inc. 1                                   132,300
592,704
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                                     59,000
1,256,110
--------------------------------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                                       361,500
2,566,650
--------------------------------------------------------------------------------
 Taiwan
 Semiconductor
 Manufacturing
 Co. Ltd., ADR                                            60,000
469,200
--------------------------------------------------------------------------------
 Texas
 Instruments, Inc.                                        73,900
1,172,054
--------------------------------------------------------------------------------
 Zoran Corp. 1                                           186,500
2,795,635

-----------

24,560,176

--------------------------------------------------------------------------------
 Software--15.6%
 Citrix Systems, Inc. 1                                  130,000
981,500
--------------------------------------------------------------------------------
 Intuit, Inc. 1                                           37,200
1,931,424
--------------------------------------------------------------------------------
 Mercury
 Interactive Corp. 1                                      81,500
2,149,155
--------------------------------------------------------------------------------
 Microsoft Corp. 1                                        67,900
3,630,613
--------------------------------------------------------------------------------
 NetIQ Corp. 1                                           146,900
2,072,759
--------------------------------------------------------------------------------
 Network
 Associates, Inc. 1                                      134,200
2,132,438

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Software Continued
 Precise Software
 Solutions Ltd. 1                                         70,000     $
812,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                         37,200
1,488,000

-----------

15,197,889

-----------
 Total Common Stocks
 (Cost $104,723,400)
93,052,784

--------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                               685,519
172,751
--------------------------------------------------------------------------------
 Blaze Network
 Products, Inc.,
 8% Cv., Series D 1,2,3                                  166,836
--
--------------------------------------------------------------------------------
 BroadBand Office,
 Inc., Cv., Series C 1,2                                  52,909
--
--------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc.:
 Cv., Series D 1,2                                       463,822
--
 Cv., Series Z 1,2                                        37,491
--
--------------------------------------------------------------------------------
 fusionOne, Inc.,
 8% Non-Cum
 Cv., Series D 1,2                                       264,186
6,261
--------------------------------------------------------------------------------
 MicroPhotonix
 Integration Corp.,
 Cv., Series C 1,2,3                                     316,691
--
--------------------------------------------------------------------------------
 Multiplex, Inc.,
 Cv., Series C 1,2                                       387,138
57,064
--------------------------------------------------------------------------------
 Questia Media,
 Inc., Cv., Series B 1,2                                 258,859
1,217

-----------
 Total Preferred
 Stocks (Cost $23,351,600)
237,293

                                                       Principal
                                                          Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreement--10.4%

 Undivided interest of 1.68% in joint repurchase
 agreement (Market Value $601,049,000) with
 PaineWebber, Inc., 1.88%, dated 10/31/02, to be
 repurchased at $10,105,519 on 11/1/02, collateralized
 by Federal National Mortgage Assn., 7%, 7/1/32,
 with a value of $613,536,486
 (Cost $10,105,000)                                  $10,105,000
10,105,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $138,180,000)                                       106.0%
103,395,077
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                            (6.0)
(5,820,395)

---------------------
 Net Assets                                                100.0%
$97,574,682

=====================

14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Footnotes to Statement of Investments
 1. Non-income producing security.
 2. Identifies issues considered to be illiquid or restricted--See Note 5 of
 Notes to Financial Statements.
 3. Affiliated company. Represents ownership of
 at least 5% of the voting securities of the issuer, and is or was an affiliate,
 as defined in the Investment Company Act of 1940, at or during the period ended
 October 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2002 amounts to $172,751.
 Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares      Gross       Gross
Shares    Unrealized
                           October 31, 2001  Additions  Reductions  October
31, 2002  Depreciation
--------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 ApplianceWare
 Holding Corp., Cv., Series B       524,781         --
524,781                --    $       --
 Axsun Technologies,
 Inc., Cv., Series C                685,519         --          --
685,519     7,827,256
 Blaze Network
 Products, Inc., 8% Cv., Series D   166,836         --          --
166,836     1,067,750
 MicroPhotonix
 Integration Corp., Cv., Series C   316,691         --          --
316,691     1,999,999

 See accompanying Notes to Financial Statements.

15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002

------------------------------------------------------------------------------
 Assets

 Investments, at value
   (including $10,105,000 in repurchase agreements)
 --see accompanying statement:
 Unaffiliated companies (cost $127,112,244)                       $103,222,326
 Affiliated companies (cost $11,067,756)                               172,751
                                                                  ------------
                                                                   103,395,077
------------------------------------------------------------------------------
 Cash                                                                  419,932
------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    1,655,244
 Shares of beneficial interest sold                                    328,676
 Interest and dividends                                                 19,600
 Other                                                                     866
                                                                  ------------
 Total assets                                                      105,819,395

------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                               7,609,937
 Transfer and shareholder servicing agent fees                         217,849
 Shares of beneficial interest redeemed                                180,961
 Shareholder reports                                                   116,321
 Trustees' compensation                                                 43,694
 Distribution and service plan fees                                     18,529
 Other                                                                  57,422
                                                                  ------------
 Total liabilities                                                   8,244,713

------------------------------------------------------------------------------
 Net Assets                                                        $97,574,682
                                                                  ============

------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $616,687,695
------------------------------------------------------------------------------
 Accumulated net investment loss
(42,066)
------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(484,286,024)
------------------------------------------------------------------------------
 Net unrealized depreciation on investments
(34,784,923)
                                                                  ------------
 Net Assets                                                       $ 97,574,682
                                                                  ============

16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $44,149,828 and 24,287,174 shares of beneficial interest outstanding)
$1.82
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$1.93
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,813,409 and 20,614,603 shares of beneficial
 interest outstanding)
$1.79
--------------------------------------------------------------------------------
 Class C  Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,142,548 and 7,914,947 shares of beneficial
 interest outstanding)
$1.79
--------------------------------------------------------------------------------
 Class N  Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,581,750 and 872,854 shares of beneficial
 interest outstanding)
$1.81
--------------------------------------------------------------------------------
 Class  Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $887,147 and 479,407 shares of beneficial interest outstanding)
$1.85

 See accompanying Notes to Financial Statements.

17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

------------------------------------------------------------------------------
 Investment Income
 Interest                                                        $    561,405
------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $12,686)              179,653
                                                                 -------------
 Total investment income                                              741,058

------------------------------------------------------------------------------
 Expenses

 Management fees                                                    1,473,898
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              168,548
 Class B                                                              581,342
 Class C                                                              178,249
 Class N                                                                7,735
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,028,934
 Class B                                                              925,384
 Class C                                                              264,286
 Class N                                                               18,469
 Class Y                                                                2,180
------------------------------------------------------------------------------
 Shareholder reports                                                  468,829
------------------------------------------------------------------------------
 Trustees' compensation                                                10,117
------------------------------------------------------------------------------
 Custodian fees and expenses                                              582
------------------------------------------------------------------------------
 Other                                                                 40,528
                                                                 -------------
 Total expenses                                                     5,169,081
 Less reduction to custodian expenses                                    (288)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Classes A, B, C and N                     (1,474,466)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees -- Class Y                             (391)
                                                                 -------------
 Net expenses                                                       3,693,936

------------------------------------------------------------------------------
 Net Investment Loss                                               (2,952,878)

------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments:
 Unaffiliated companies                                          (178,622,417)
 Affiliated companies                                              (1,799,999)
------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              91,696,018
                                                                 -------------
 Net realized and unrealized loss                                 (88,726,398)

------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations            $(91,679,276)
                                                                 =============

 See accompanying Notes to Financial Statements.

18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,
2002              2001
---------------------------------------------------------------------------------------

 Operations

 Net investment loss                                   $  (2,952,878)    $
(2,021,035)
---------------------------------------------------------------------------------------
 Net realized loss                                      (180,422,416)
(298,217,147)
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     91,696,018
(101,744,638)

--------------------------------
 Net decrease in net assets resulting from operations    (91,679,276)
(401,982,820)

---------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                          --
(300,492)
 Class B
--                --
 Class C
--                --
 Class N
--                --
 Class Y
--                (2)

---------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                  (4,784,726)
33,019,943
 Class B                                                  (1,860,465)
33,905,122
 Class C                                                   2,051,070
13,691,670
 Class N                                                   1,159,593
2,083,236
 Class Y                                                     325,037
1,627,205

---------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                          (94,788,767)
(317,956,138)
---------------------------------------------------------------------------------------
 Beginning of period                                     192,363,449
510,319,587

-------------------------------
 End of period [including accumulated net investment
 losses of $42,066 and $36,769, respectively]           $ 97,574,682
$192,363,449

==============================

 See accompanying Notes to Financial Statements.

19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS

  Class A     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                      $3.51    $11.24
$10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.04)
(.01)      .01
 Net realized and unrealized gain (loss)                   (1.65)
(7.71)     1.23

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.24
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
(.01)       --

--------------------------
 Total dividends and/or distributions to shareholders         --
(.01)       --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.82    $ 3.51
$11.24

=========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.15)%
(68.74)%   12.40%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $44,150  $ 91,220
$253,471
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $68,695  $158,376
$149,623
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                              (1.61)%
(0.23)%    0.25%
 Expenses                                                   3.11%
2.08%     1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees             2.10%
2.04%     1.65%
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

  Class B     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                      $3.48    $11.20
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.07)
(.06)     (.01)
 Net realized and unrealized gain (loss)                   (1.62)
(7.66)     1.21

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.20
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
--        --

--------------------------
 Total dividends and/or distributions to shareholders         --
--        --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.79     $3.48
$11.20

==========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.56)%
(68.93)%   12.00%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $36,813  $ 75,336
$200,251
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $58,029  $128,540
$106,620
-------------------------------------------------------------------------------------
 Ratios to average net assets 3
 Net investment loss                                       (2.40)%
(0.99)%   (0.48)%
 Expenses                                                   3.95%
2.84%     2.39%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent fees    2.94%
2.80%     2.39%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

  Class C     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data
-------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 3.48    $11.20
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.05)
(.05)     (.01)
 Net realized and unrealized gain (loss)                   (1.64)
(7.67)     1.21

--------------------------
 Total from investment operations                          (1.69)
(7.72)     1.20
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
--        --

--------------------------
 Total dividends and/or distributions to shareholders         --
--        --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.79     $3.48
$11.20

=========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                       (48.56)%
(68.93)%   12.00%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $14,143   $23,121
$56,597
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $17,800   $38,049
$28,193
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (2.36)%
(1.00)%   (0.47)%
 Expenses                                                   3.84%
2.84%     2.39%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent fees    2.83%
2.80%     2.39%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

  Class N     Year Ended October 31                                   2002
2001 1
--------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                               $ 3.50
$ 6.59
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.04)     (.03)
 Net realized and unrealized loss
(1.65)    (3.06)

-----------------
 Total from investment operations
(1.69)    (3.09)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--        --

-----------------
 Total dividends and/or distributions to shareholders
--        --
--------------------------------------------------------------------------------------
 Net asset value, end of period
$1.81     $3.50

=================

--------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                 (48.29)%
(46.89)%

--------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $1,582
$1,450
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $1,547
$1,287
--------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
(1.80)%   (1.24)%
 Expenses
3.05%     2.61%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.04%     2.57%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
159%       85%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

  Class Y     Year Ended October 31                         2002      2001
2000 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $ 3.55    $11.26
$ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)       --
2     .02
 Net realized and unrealized gain (loss)                   (1.67)
(7.69)     1.24

--------------------------
 Total from investment operations                          (1.70)
(7.69)     1.26
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --
(.02)       --

--------------------------
 Total dividends and/or distributions to shareholders         --
(.02)       --
-------------------------------------------------------------------------------------
 Net asset value, end of period                            $1.85    $ 3.55
$11.26

==========================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                       (47.89)%
(68.40)%   12.60%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $  887
$1,236        $1
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $1,057    $
331        $1
-------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                              (1.03)%
(0.08)%    0.33%
 Expenses                                                   1.57%
1.33%     1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees             1.53%
1.23%     1.42%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                     159%
85%        6%

1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment
Company
 Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily
 to each class of shares

25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 based upon the relative proportion of net assets represented by such class.
 Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

    During the fiscal year ended October 31, 2002, the Fund did not utilize any
 capital loss carryforward.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2008      $  5,646,461
                              2009       277,396,446
                              2010       197,770,478
                                        ------------
                              Total     $480,813,385
                                        ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 October 31, 2002, the Fund's projected benefit obligations were increased by
 $5,297 resulting in an accumulated liability of $42,066 as of October 31,
2002.

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is invested for the Board of
Trustees
 in shares of one or more Oppenheimer funds selected by the trustee. The amount
 paid to the Board of Trustees under the plan will be determined based upon the
 performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
 fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the

26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

 fiscal year in which amounts are distributed may differ from the fiscal year in
 which the income or net realized gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $2,947,581. Accumulated net investment loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the year ended October 31,
2002
 and year ended October 31, 2001 was as follows:

                                       Year Ended            Year Ended
                                 October 31, 2002      October 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income              $--             $ 300,494
                 Long-term capital gain        --                    --
                 Return of capital             --                    --
                                           ----------------------------
                 Total                        $--              $300,494
                                           ============================

As of October 31, 2002, the components of distributable earnings on a tax basis
were as follows:

                 Accumulated net investment loss     $     (42,066)
                 Accumulated net realized loss        (484,286,024)
                 Net unrealized depreciation           (34,784,923)
                                                     --------------
                 Total                               $(519,113,013)
                                                     ==============

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        Year Ended October 31,
2002             Year Ended October 31, 2001 1
                                    Shares
Amount               Shares               Amount
--------------------------------------------------------------------------------------------------------------

 Class A
 Sold                            9,326,514             $ 25,428,472
14,879,485         $102,528,400
 Dividends and/or
 distributions reinvested               --
--               27,095              280,977
 Redeemed                      (11,033,670)             (30,213,198)
(11,466,289)         (69,789,434)

-------------------------------------------------------------------------------
 Net increase (decrease)        (1,707,156)
$(4,784,726)           3,440,291          $33,019,943

===============================================================================

--------------------------------------------------------------------------------------------------------------
 Class B
 Sold                            6,616,144             $
17,684,754            9,478,580        $  66,257,999
 Dividends and/or
 distributions reinvested               --
--                   --                   --
 Redeemed                       (7,676,699)             (19,545,219)
(5,680,601)         (32,352,877)

-------------------------------------------------------------------------------
 Net increase (decrease)        (1,060,555)
$(1,860,465)           3,797,979          $33,905,122

===============================================================================

--------------------------------------------------------------------------------------------------------------
 Class C
 Sold                            3,887,508            $
9,097,690            4,831,881        $  32,141,537
 Dividends and/or
 distributions reinvested               --
--                   --                   --
 Redeemed                       (2,625,476)              (7,046,620)
(3,232,646)         (18,449,867)

-------------------------------------------------------------------------------
 Net increase                    1,262,032              $
2,051,070            1,599,235          $13,691,670

===============================================================================

--------------------------------------------------------------------------------------------------------------
 Class N
 Sold                              563,908            $
1,409,424              426,922        $   2,139,222
 Dividends and/or
 distributions reinvested               --
--                   --                   --
 Redeemed                         (105,319)
(249,831)             (12,657)             (55,986)

-------------------------------------------------------------------------------
 Net increase                      458,589              $
1,159,593              414,265          $ 2,083,236

===============================================================================

--------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                              353,446            $
890,176              382,481        $   1,750,586
 Dividends and/or
 distributions reinvested               --
--                   --                   --
 Redeemed                         (222,801)
(565,139)             (33,819)            (123,381)

-------------------------------------------------------------------------------
 Net increase                      130,645             $
325,037              348,662         $  1,627,205

===============================================================================

 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for
 the period from March 1, 2001 (inception of offering) to October 31, 2001, for
 Class N shares.

28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2002, were
 $232,351,960 and $197,284,012, respectively.

    As of October 31, 2002, unrealized appreciation (depreciation) based on cost
 of securities for federal income tax purposes of $141,652,640 was composed of:

                     Gross unrealized appreciation   $  7,152,930
                     Gross unrealized depreciation    (45,410,493)
                                                     -------------
                     Net unrealized depreciation     $(38,257,563)
                                                     =============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an
 annual rate of 1.00% of average annual net assets.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFSmay voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of Class Y shares
and
 for all other classes, up to an annual rate of 0.35% of average net assets of each class. Beginning November 1, 2002, transfer agent fees for Class Y shares
 are limited to 0.35% of the Fund's average daily net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate         Class A     Concessions
Concessions      Concessions     Concessions
                  Front-End       Front-End      on Class A     on Class
B       on Class C      on Class N
              Sales Charges   Sales Charges          Shares
Shares           Shares          Shares
                 on Class A     Retained by     Advanced by    Advanced
by      Advanced by     Advanced by
 Year Ended          Shares     Distributor   Distributor 1  Distributor 1
Distributor 1   Distributor 1
-----------------------------------------------------------------------------------------------------------

 October 31, 2002  $421,227        $151,752         $18,721
$497,004          $42,256         $11,625

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A       Class B        Class C        Class N
                      Contingent    Contingent     Contingent     Contingent
                        Deferred      Deferred       Deferred       Deferred
                   Sales Charges Sales Charges  Sales Charges  Sales Charges
                     Retained by   Retained by    Retained by    Retained by
 Year Ended          Distributor   Distributor    Distributor    Distributor
----------------------------------------------------------------------------
 October 31, 2002         $5,146      $264,697         $5,747           $780

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended October 31, 2002, payments under
 the Class A Plan totaled $168,548, all of which were paid by the Distributor to
 recipients, and included $11,496 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended October 31,
2002,
 were as follows:

                                                                 Distributor's
                                                  Distributor's      Aggregate
                                                      Aggregate   Unreimbursed
                                                   Unreimbursed  Expenses as %
                 Total Payments  Amount Retained       Expenses  of Net Assets
                     Under Plan   by Distributor     Under Plan       of Class
------------------------------------------------------------------------------
 Class B Plan          $581,342         $475,951     $8,768,947         23.82%
 Class C Plan           178,249           51,283        761,371          5.38
 Class N Plan             7,735            7,026         45,383          2.87

30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 5. Illiquid or Restricted Securities
 As of October 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also
 be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid
 or restricted securities subject to this limitation as of October 31, 2002 was
 $237,293, which represents 0.24% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

Valuation as of           Unrealized
 Security                      Acquisition Dates               Cost
October 31, 2002         Depreciation
-------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies,
 Inc., Cv., Series C                    12/13/00
$8,000,007             $172,751           $7,827,256
-------------------------------------------------------------------------------------------------------------
 Blaze Network Products,
 Inc., 8% Cv., Series D                 10/17/00
1,067,750                   --            1,067,750
-------------------------------------------------------------------------------------------------------------
 BroadBand Office, Inc., Cv., Series C   8/28/00
999,980                   --              999,980
-------------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                    10/23/00
5,000,001                   --            5,000,001
-------------------------------------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc., Cv., Series Z       5/26/00
999,999                   --              999,999
-------------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum.
 Cv., Series D                            9/6/00
1,434,530                6,261            1,428,269
-------------------------------------------------------------------------------------------------------------
 MicroPhotonix Integration Corp.,
 Cv., Series C                            7/6/00
1,999,999                   --            1,999,999
-------------------------------------------------------------------------------------------------------------
 Multiplex, Inc., Cv., Series C           2/9/01
2,849,336               57,064            2,792,272
-------------------------------------------------------------------------------------------------------------
 Questia Media, Inc., Cv., Series B      8/18/00
999,998                1,217              998,781

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow from a bank for temporary or emergency purposes, provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of
 the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at October
 31, 2002.

                                  Appendix A

                           Industry Classifications
                           ------------------------

{Aerospace/Defense Food and Drug   Household Durables
Retailers Air Transportation  Gas
Utilities Asset-Backed Health
Care/Drugs Auto Parts and
Equipment Health Care/Supplies &
Services Automotive
Homebuilders/Real Estate Bank
Holding Companies Hotel/Gaming
Banks Industrial} [Aerospace &
Defense
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software &] Services
Beverages                          Information Technology { Broadcasting
                                   Insurance Broker-Dealers Leasing &
                                   Factoring Building Materials Leisure
                                   Cable Television Manufacturing
                                   Chemicals Metals/Mining Commercial
                                   Finance Nondurable Household Goods
                                   Communication Equipment Office
                                   Equipment Computer Hardware Oil
                                   Domestic Computer Software Oil
                                   International Conglomerates Paper
                                   Consumer Finance Photography Consumer
                                   Services  Publishing Containers
                                   Railroads & Truckers Convenience
                                   Stores Restaurants Department Stores
                                   Savings & Loans Diversified Financial
                                   Shipping Diversified Media Special
                                   Purpose Financial Drug Wholesalers
                                   Specialty Printing Durable Household
                                   Goods Specialty Retailing Education
                                   Steel Electric Utilities
                                   Telecommunications Long Distance}
                                   [Consulting & Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate]
Electrical Equipment                {Telephone Utility Electronics
                                   Textile, Apparel & Home Furnishings
                                   Energy Services Tobacco
                                   Entertainment/Film Trucks and Parts
                                   Environmental Wireless Services Food
                                   } [Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services
]

                                  Appendix B
                                  ----------

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A {shares1} [shares]2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be
{waived.2} [waived.]3  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         [1)]     plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         [2)]     non-qualified deferred compensation plans,
         [3)]     employee benefit {plans3
         }[plans4
         4)]      Group Retirement {Plans4
         }[Plans5
         5)]      403(b)(7) custodial plan accounts
         [6)]     Individual Retirement Accounts ("IRAs"), including
            traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

  {--------------Certain waivers also apply to Class M shares of Oppenheimer
       Convertible Securities Fund.In the case of Oppenheimer Senior Floating
          Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
      Charges and references to "redemptions" mean "repurchases" of shares.An
       "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,
         SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.I.}
       Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months {of the end}[(24 months in the case of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) of the beginning] of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable {commission} [concession] described in the Prospectus under "Class
A Contingent Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases [of Class A shares] by a Retirement Plan [that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
         1) bought]{(other than an IRA or 403(b)(7) custodial plan) that:
         buys} shares costing $500,000 or more, [2) had] {or has,} at the time of purchase{,} 100 or more eligible employees or total plan assets of $500,000 or more, or [3) certified] {certifies} to the
         Distributor that it projects to have annual plan purchases of
         $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         [1)]     through a broker, dealer, bank or registered investment
            {advisor} [adviser] that has made special arrangements with the
            Distributor for those purchases, or
         [2)]     by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         [1)]     The record keeping is performed by Merrill Lynch Pierce
            Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            {Asset} [Investment] Management, L.P. {("MLAM")}[("MLIM")], that are made available under a Service Agreement between Merrill
            Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by {MLAM} [MLIM] (the funds described in (a) and (b) are referred to as "Applicable
            Investments").
         [2)]     The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         [3)]     The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
I.

  {Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.II.} Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

|X|   A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment {advisors} [advisers]
         that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment {advisor} [adviser] provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|X|
|X|   B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|-|
|X|   C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value {annually measured at the time the Plan is established,} adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the {participant's}
            [participant's] account was established.
         [2)]     To return excess contributions.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     Hardship withdrawals, as defined in the plan.7
         [5)]     Under a Qualified Domestic Relations Order, as defined in
            the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
            Internal Revenue Code.
         [6)]     To meet the minimum distribution requirements of the
            Internal Revenue Code.
         [7)]     To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.
         [9)]     Separation from service.8
         {(}10)   Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         {(}11)   Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   {For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the
         Oppenheimer funds as an investment option under the Plan. }For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   [For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
I.        ]{III.} Waivers of Class B, Class C and Class N Sales Charges of
                                  Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

|X|   A. Waivers for Redemptions in Certain Cases.

The Class B {and}[,] Class C [and Class N] contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder{, including a
         }[. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the] trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of {$1 million or more held by the Retirement Plan for more than one year} [$500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares], if the redemption proceeds are invested in Class {A} [N] shares of one or more Oppenheimer funds.
|_|   {The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following
         cases:}Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         [2)]     To return excess contributions made to a participant's
            account.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     To make hardship withdrawals, as defined in the plan.10
         [5)]     To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         [6)]     To meet the minimum distribution requirements of the
            Internal Revenue Code.
         [7)]     To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.11
         [9)]     On account of the participant's separation from service.12
         [10)]    Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         [11)]    Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         {Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the
            Oppenheimer funds that had been offered.
         For distributions for} [12)      For distributions from] a
            participant's account under an Automatic Withdrawal Plan after the participant reaches [age] 59 1/2{1/2}, as long as the aggregate value of the distributions does not exceed 10% of the account's value {annually measured at the time the plan is established}, adjusted annually.
         {
         Redemptions of Class B shares or Class C shares under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.
         }[13)]   Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         {Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
            Section I.A) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.} [14)
            For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.]
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the
         {account's} [account's] value annually.

|X|   B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B{,} [and] Class
C {and Class N} shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   {IV} [Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees].[
I.         ]Special Sales Charge Arrangements for Shareholders of Certain
        Oppenheimer Funds Who Were Shareholders of Former Quest {For} [for]
                                    Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           { } Oppenheimer {Quest} Small
   Cap Value Fund { }
   Oppenheimer Quest Balanced Value Fund        { } Oppenheimer Quest Global
   Value Fund { }[, Inc.]
   Oppenheimer Quest Opportunity Value Fund     {  }

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  { } Quest for Value New York
   Tax-Exempt Fund
   { } Quest for Value Investment Quality Income Fund { } Quest for Value
   National Tax-Exempt Fund
   { } Quest for Value Global Income Fund { } Quest for Value California
   Tax-Exempt Fund { }

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.
|X|
|X|   A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                                                                 [Concession]
Number of {                                                      {Commission
--------------------- Initial Sales {     Initial Sales Charge { } as % of {
}Eligible Employees { }Charge as a % of { }as a % of Net {       }Offering
}or Members           }Offering Price     }Amount Invested       Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but {            2.00%                2.04%              1.60%
}not more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

|X|   B. Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.
|X|
|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the {account} [initial] value of the account value {annually measured at the time the plan is established,}[;] adjusted annually, and
o     liquidation of a {shareholder's} [shareholder's] account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
I.       {V.} Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer {Disciplined} Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment {advisor} [adviser] to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      { } Connecticut Mutual Total Return
   Account
   { } Connecticut Mutual Government Securities Account     { } CMIA LifeSpan
   Capital Appreciation Account
   { } Connecticut Mutual Income Account  { } CMIA LifeSpan Balanced Account
   { } Connecticut Mutual Growth Account  { } CMIA Diversified Income Account
   { }
|X|
|X|   A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         [1)]     persons whose purchases of Class A shares of a Fund and
            other Former Connecticut Mutual Funds were $500,000 prior to
            March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         [2)]     persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge{.}

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         [1)]     any purchaser, provided the total initial amount invested
            in the Fund or any one or more of the Former Connecticut Mutual
            Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
            Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such
            Fund merged;
         [2)]     any participant in a qualified plan, provided that the
            total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         [3)]     Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         [4)]     employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the
            Former Connecticut Mutual Funds, and its affiliated companies;
         [5)]     one or more members of a group of at least 1,000 persons
            (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         [6)]     an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
            Connecticut Mutual Funds, provided the institution had an
            agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

|X|   B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   [1)]     by the estate of a deceased shareholder;
   [2)]     upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
   [3)]     for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   [4)]     as tax-free returns of excess contributions to such retirement or employee benefit plans;
   [5)]     in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or {commission} [concession] in connection with the purchase of shares of any registered investment management company;
   [6)]     in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   [7)]     in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   [8)]     in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   [9)]     as involuntary redemptions of shares by operation of law, or under procedures set forth in the {Fund's} [Fund's] Articles of
      Incorporation, or as adopted by the Board of Directors of the Fund.
I.         {VI.} Special Reduced Sales Charge for Former Shareholders of
                            Advance America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer {Equity} [Capital]
Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
I.         {VII.} Sales Charge Waivers on Purchases of Class M Shares of
                      Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services[.]

------------------------------------------------------------------------------
Oppenheimer Emerging Technologies Fund
------------------------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      {1-800-525-7048} [1.800.CALL.OPP (225.5677)]

Custodian Bank
     {The Bank of New York} [Citibank, N.A.]
     {One Wall Street} [399 Park Avenue]
     New York, New York {10015} [10043]

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

{PX765.02.01} [PX765.002.1202]

--------
1. In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

     C-1
                     OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Declaration  of Trust dated  February 25, 2000:  Previously  filed with the
Initial  Registration  Statement of the Fund (Reg. No. 333-32108),  3/10/00,  and
incorporated by reference.

(b)   By-Laws:  Previously filed with the Initial  Registration  Statement of the
Fund (Reg. No. 333-32108), 3/10/00, and incorporated by reference.

(c)   (i) Specimen Class A Share  Certificate:  Previously filed with the Initial
Registration   Statement  of  the  Fund  (Reg.  No.  333-32108),   3/10/00,   and
incorporated by reference.

      (ii)  Specimen  Class  B  Share  Certificate:  Previously  filed  with  the
Initial  Registration  Statement of the Fund (Reg. No. 333-32108),  3/10/00,  and
incorporated by reference.

      (iii)  Specimen  Class C  Share  Certificate:  Previously  filed  with  the
Initial  Registration  Statement of the Fund (Reg. No. 333-32108),  3/10/00,  and
incorporated by reference.

      (iv)   Specimen   Class  N  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 1, (12/14/00), and incorporated herein by reference.

      (v) Specimen Class Y Share  Certificate:  Previously filed with the Initial
Registration   Statement  of  the  Fund  (Reg.  No.  333-32108),   3/10/00,   and
incorporated by reference.

(d)   Investment   Advisory  Agreement  dated  4/25/00:   Previously  filed  with
Registrant's  Pre-Effective  Amendment No. 3, (4/25/00),  and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement dated 4/25/00:  Previously filed with
Registrant's  Pre-Effective  Amendment No. 3, (4/25/00),  and incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iv)  Form  of  Agency   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
      Inc.:  Previously  filed  with  Post-Effective  Amendment  No.  45  to  the
      Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),
      10/26/01, and incorporated herein by reference.

(f)   Form of Deferred Compensation Plan for Disinterested Trustees/Directors:

       (i) Amended and Reinstated  Retirement  Plan for  Non-Interested  Trustees
or Directors dated 8/9/01:  Previously  filed with  Post-Effective  Amendment No.
34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund
(Reg. No. . 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment   No.  26  to  the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
2-82590), 10/28/98, and incorporated by reference.

{(g) (i) Form of Custody Agreement dated 4/25/00} [g) (i) Amendment dated
December 6, 2002 to the Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.]: Previously filed with the Initial
Registration Statement of {the} [Oppenheimer Total Return Bond] Fund (Reg. No.
333-{32108), 3/10/00,} [101878), 12/16/02,] and incorporated [herein] by reference.

      (ii) {Amended and Restated Foreign Custody Manager Agreement dated
4/3/01} [Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.]: Previously filed with Post-Effective Amendment No. {34} [29] to the Registration Statement
of Oppenheimer {Gold & Special Minerals} [Discovery] Fund (Reg. No. {2-82590),
10/25/01} [33-371), 11/21/02], and incorporated herein by reference.

      {(iii) Amendment dated 4/3/01 to Custody Agreement dated 11/12/92}[(ii)
Global Custodial Services Agreement dated May 3, 2001 between Registrant and
Citibank, N.A.]: Previously filed with Post-Effective Amendment No. {34} [33]
to the Registration Statement of {Oppenheimer Gold & Special Minerals Fund}
[Centennial Money Market Trust] (Reg. No. 2-{82590)} [65245)], 10/25/01, and
incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel  dated  4/25/00:  Previously  filed with
Registrant's  Pre-Effective  Amendment No. 3, (4/25/00),  and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter dated 4/7/00 from  OppenheimerFunds,  Inc. to Registrant:
Previously  filed with  Registrant's  Pre-Effective  Amendment No. 3,  (4/25/00),
and incorporated herein by reference.

(m)   (i) Service Plan and  Agreement for Class A shares:  Previously  filed with
Registrant's  Pre-Effective  Amendment No. 3, (4/25/00),  and incorporated herein by reference.

      (ii)  Distribution  and  Service  Plan and  Agreement  for  Class B shares:
Previously  filed with  Registrant's  Pre-Effective  Amendment No. 3,  (4/25/00),
and incorporated herein by reference.

      (iii)  Distribution  and  Service  Plan and  Agreement  for Class C shares:
Previously  filed with  Registrant's  Pre-Effective  Amendment No. 3,  (4/25/00),
and incorporated herein by reference.

      (iv)  Distribution  and Service Plan and Agreement for Class N shares dated
October 12, 2000.  Previously filed with  Registrant's  Post-Effective  Amendment
No. 1, (12/14/00), and incorporated , herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/01, and incorporated herein by reference.

[o)   (i)] Powers of Attorney for all Trustees/Directors and [Principal]
Officers except for [Joel W. Motley and] John [V.] Murphy (including Certified
Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 10/5/00, and incorporated herein by reference.

      {(i)}[(ii)] Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. {45} [41] to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

      [(iii) Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)]  Amended and Restated Code of Ethics of the Oppenheimer Funds dated {March
1, 2000} [May 15, 2002] under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with {the Initial} [Post-Effective Amendment No. 29 to the
]Registration Statement of Oppenheimer {Emerging Growth} [Discovery] Fund (Reg.
No. {333-44176), 8/21/00,} [33-371), 11/21/02,] and incorporated [herein] by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
{Other Business and            Other Business and Connections] During the Past
Connections                    Two Years[
}with OppenheimerFunds, Inc.[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy B.] {Amy } Adamshick,      None
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
] {Scudder Kemper  Investments None
(July 1998 - May 2000)

}Charles E. Albers,
Senior Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward J.] {An officer  and/or None
portfolio  manager  of certain
Oppenheimer    funds    (since
April   1998);   a   Chartered
Financial Analyst.

Edward } Amberger,
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson] {None.          None

Janette Aprilante},
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,]            As of January 2002: Secretary of
{Victor  }[Vice   President  & OppenheimerFunds, Distributor, Inc., Centennial
Secretary                      Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victor W.] Babin,              ]None[
Senior Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            None

}Bruce L. Bartlett,
Senior  Vice   President   {An
officer    and/or    portfolio
manager       of       certain
Oppenheimer funds.

}[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]George Batejan,               None
Executive Vice President/
Chief   Information    Officer
{Formerly      Senior     Vice
President (until May 1998).} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,]                   None
{Kevin Baum,
}[Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,]             ]None[
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            None

}Connie Bechtolt,
Assistant    Vice    President
{None.

}[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly, Associate
                               Director at MetLife (Jan 2000-May 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Kathleen Beichert,            Vice President of OppenheimerFunds Distributor,
Vice President {None.          Inc.

}[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Rajeev Bhaman,                ]None[
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]None[

}Mark Binning[,]
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]None[

}Robert J. Bishop,
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]None[

}John R. Blomfield,
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]None[

}Chad Boll,
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            Vice President of OppenheimerFunds Distributor,
                               Inc.
}Lowell Scott Brooks,
Vice President {None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,]           None
{Bruce Burroughs,
Vice President None.

Adele  A.   Campbell,}   [Vice
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,]                   Formerly a Marketing Manager with Alliance
Assistant  Vice  President  {& Capital Management (October 1999-April 2001).
Assistant }[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs]               None
{Treasurer:          Rochester
Division      None.}     [Vice
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Michael A. Carbuto,           None
Vice   President  {An  officer
and/or  portfolio  manager  of
certain   Oppenheimer   funds;
Vice  President of  Centennial
Asset Management Corporation.

}[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             Director of technology for Sapient Corporation
Assistant Vice President       (July, 2000-August 2001); software architect for
                               Sapient Corporation (March 1997-July 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Peter V. Cocuzza,             ]None[
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            None

}Julie C. {Cusher} [Cusker,]
Assistant    Vice    President
{None.

}[:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]O. Leonard Darling,           ]Chairman of the Board and a director (since
Vice Chairman, Executive Vice  June 1999) and Senior Managing Director (since
President    {and}[,]    Chief December 1998) of HarbourView Asset Management
                               Corporation;eatdirector (since July 2001) of
]Officer {and} [&] Director[   Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               [Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John  M.   Davis,]   {formerly Assistant Vice President of OppenheimerFunds
                               Distributor, Inc.
                                    Executive
                                    Officer
                                    of
                                    HarbourView
                                    Asset
                                    Management
                                    Corporation
                                    (December
                                    1998
                                    -
                                    June
                                    1999).

John Davis}
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]   {EAB   Financial    (April None
1998-February 1999).

}Robert A. Densen,
Senior Vice President  {None.}
[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,]             Vice President of HarbourView Asset Management
{Ruggero de'Rossi              Corporation.
Vice    President    Formerly,
Chief    Strategist   at   ING
Barings (July
1998 March 2000).

Sheri Devereux,
Vice President None.

Max Dietshe
Vice   President   Deloitte  &
Touche LLP (1989-1999).

Craig P. Dinsell
}[Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,]             None
Executive    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,]           Formerly an Associate with Booz Allen & Hamilton
{Steven Dombrower  }[Assistant (1998-June 2001).
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan]              None
{Vice  President  None.} [Vice
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,]          Vice President of OppenheimerFunds Distributor,
{John Doney,                   Inc.
Vice   President   An  officer
and/or  portfolio  manager  of
certain Oppenheimer funds.

Bruce }[Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C.] Dunbar,              None
Vice President {None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,]             ]None[
{John Eiler
}[Assistant] Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]None[

}Daniel [R.] Engstrom,
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Armand B.]{.                   None

Armond} Erpf[,]
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven]            Formerly an Assistant Vice President/Senior
{George    }[Assistant    Vice Trader with Morgan Stanley Investment Management
President                      (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R.] Evans,              None
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]    {An    officer     and/or ]None[
portfolio  manager  of certain
Oppenheimer funds.

}Edward N. Everett,
{Assistant} Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            Vice President of OppenheimerFunds Distributor,
                               Inc.
}George Fahey,
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T.] {None.               Vice President of OFI Private Investments, Inc.

Leslie A. Falconio,
Vice   President   An  officer
and/or  portfolio  manager  of
certain    Oppenheimer   funds
(since 6/99).

Scott } Farrar,
Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]   {Assistant   Treasurer  of Vice President of OppenheimerFunds, Distributor,
Oppenheimer  Millennium  Funds Inc.; Vice President, Assistant Secretary and
plc (since October  1997);  an Director of Centennial Asset Management
officer  of other  Oppenheimer Corporation; Vice President of Oppenheimer Real
funds.                         Asset Management, Inc.

}Katherine P. Feld,
Vice     President,     Senior
{Counsel
and Secretary  Vice  President
and     Secretary    of    the
Distributor;   Secretary   and
Director of  Centennial  Asset
Management  Corporation;  Vice
President   and  Secretary  of
Oppenheimer     Real     Asset
Management,   Inc.;  Secretary
of      HarbourView      Asset
Management        Corporation,
Oppenheimer        Partnership
Holdings, Inc.,} [Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Crystal French,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul M. Goldenberg,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 Formerly a portfolio manager at Fortis Advisors
Vice President                 (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Grill,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Formerly Vice President of Product Management at
Senior Vice President          Ameritrade (until March 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lewis A. Kamman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Avram D. Kornberg,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Vice President of Merrill Lynch (January
Vice President                 2000-September 2001.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          Formerly Vice President and portfolio manager at
Senior Vice President          Morgan Stanley Investment Management
                               (1997-September 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Formerly an attorney with Van Eck Global (until
Assistant   Vice  President  & December 2000).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marianne Manzolillo,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director
                               of] Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.[; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
Norma J.  Rapini,]  {Ronald H.
Fielding,
Senior     Vice     President;
Chairman:
Rochester      Division     An
officer,    Director    and/or
portfolio  manager  of certain
Oppenheimer  funds;  presently
he holds the  following  other
positions:   Director   (since
1995) of ICI Mutual  Insurance
Company;    Governor    (since
1994) of St.  John's  College;
Director    (since    1994   -
present)   of    International
Museum   of   Photography   at
George Eastman House..

David Foxhoven,
Assistant    Vice    President
Formerly   Manager,    Banking
Operations   Department  (July
1996 - November 1998).

Colleen Franca,
Assistant Vice President None.

Crystal French
Vice President None.

Dan Gangemi,
Vice President None.

Subrata Ghose
Assistant    Vice    President
Formerly,  Equity  Analyst  at
Fidelity   Investments   (1995
March 2000).

Charles Gilbert,
Assistant Vice President None.

Alan Gilston,
Vice President None.

Jill Glazerman,
Vice President None.

Paul Goldenberg,
Vice    President    Formerly,
President   of   Advantageware
(September  1992  -  September
1999).

Mikhail Goldverg
Assistant Vice President None.

Laura Granger,
Vice    President    Formerly,
Portfolio  Manager  at  Fortis
Advisors  (July   1998-October
2000).

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director    Chief    Financial
Officer,     Treasurer     and
director    of     Oppenheimer
Acquisition  Corp.;  Executive
Vice  President of HarbourView
Asset Management  Corporation;
President.   Chief   Executive
Officer and  director of PIMCO
Trust  Company;   director  of
OppenheimerFunds,       Legacy
Program    (charitable   trust
program);  Vice  President  of
OFI Private Investments,  Inc.
and a  Member  and  Fellow  of
the   Institute  of  Chartered
Accountants.

Robert Grill,
Senior Vice President None.

Robert Guy,
Senior Vice President None.

Robert Haley,
Assistant Vice President None.

Kelly Haney,
Assistant Vice President None.

Thomas B. Hayes,
Vice President None.

Dennis Hess,
Assistant Vice President None.

Dorothy Hirshman,
Assistant Vice President None

Merryl Hoffman,
Vice President and
Senior Counsel None

Merrell Hora,
Assistant Vice President None.

Scott T. Huebl,
Vice President None.

Margaret Hui
Assistant    Vice    President
Formerly    Vice     President
Syndications   of  Sanwa  Bank
California    (January    1998
September 1999).

James Hyland,
Assistant    Vice    President
Formerly  Manager of  Customer
Research    for     Prudential
Investments  (February  1998 -
July 1999).

David Hyun,
Vice    President     Formerly
portfolio manager,  technology
analyst      and      research
associate    at   Fred   Alger
Management,  Inc. (August 1993
June 2000).

Steve Ilnitzki,
Senior     Vice      President
Formerly  Vice   President  of
Product      Management     at
Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President None.

William Jaume,
Vice  President   Senior  Vice
President  (since  April 2000)
of      HarbourView      Asset
Management Corporation.

Frank Jennings,
Vice   President   An  officer
and/or  portfolio  manager  of
certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President None.

Deborah Kaback,
Vice President and
Senior   Counsel  Senior  Vice
President  and Deputy  General
Counsel     of     Oppenheimer
Capital  (April  1989-November
1999).

Lewis Kamman
Vice     President      Senior
Consultant  for Bell  Atlantic
Network   Integration,    Inc.
(June 1997-December 1998).

Jennifer Kane
Assistant Vice President None.

Lynn Oberist Keeshan
Senior     Vice      President
Formerly  (until  March  1999)
Vice    President,    Business
Development  and  Treasury  at
Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President None.

Erica Klein,
Assistant Vice President None.

Walter Konops,
Assistant Vice President None.

Avram Kornberg,
Senior Vice President None.

Jimmy Kourkoulakos,
Assistant   Vice    President.
None.

John Kowalik,
Senior   Vice   President   An
officer    and/or    portfolio
manager       for      certain
OppenheimerFunds.

Joseph Krist,
Assistant Vice President None.

Christopher Leavy
Senior  Vice   President  Vice
President     and    Portfolio
Manager   at  Morgan   Stanley
Investment          Management
(1997-September  2000)  and an
Analyst and Portfolio  Manager
at  Crestar  Asset  Management
(1995-1997).

Michael Levine,
Vice President None.

Shanquan Li,
Vice President None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel None.

Malissa Lischin
Assistant    Vice    President
Formerly   Associate  Manager,
Investment  Management Analyst
at   Prudential   (1996  March
2000).

David Mabry,
Vice President None.

Steve Macchia,
Vice President None.

Marianne Manzolillo,
Assistant    Vice    President
Formerly,  Vice  President for
DLJ   High   Yield    Research
Department  (February  1993  -
July 2000).

Luann Mascia,
Vice President None.

Philip T. Masterson,
Vice President None.

Loretta McCarthy,
Executive Vice President None.

Lisa Migan,
Assistant Vice President None.

Andrew J. Mika
Senior     Vice      President
Formerly    a   Second    Vice
President     for     Guardian
Investments     (June     1990
October 1999).

Joy Milan
Assistant Vice President None.

Denis R. Molleur,
Vice President and
Senior Counsel None.

Nikolaos Monoyios,
Vice    President    A    Vice
President   and/or   portfolio
manager       of       certain
Oppenheimer funds.

John Murphy,
President, Chief Operating
Officer      and      Director
President    of     MassMutual
Institutional  Funds  and  the
MML   Series    Funds    until
September 2000.

Kenneth Nadler,
Vice President None.

David Negri,
Senior   Vice   President   An
officer    and/or    portfolio
manager       of       certain
Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President None.

Robert A. Nowaczyk,
Vice President None.

Ray Olson,
Assistant Vice President None.

Gina M. Palmieri,
Vice   President   An  officer
and/or  portfolio  manager  of
certain    Oppenheimer   funds
(since June 1999).

Frank Pavlak,
Vice    President    Formerly.
Branch  Chief  of   Investment
Company  Examinations  at U.S.
Securities     and    Exchange
Commission   (January  1981  -
December 1998).

James Phillips
Assistant Vice President None.

David Pellegrino
Vice President None.

Jane Putnam,
Vice   President   An  officer
and/or  portfolio  manager  of
certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President None.

Heather Rabinowitz,
Assistant Vice President None.

Julie Radtke,
Vice President None.

Thomas Reedy,
Vice  President Vice President
(since    April    1999)    of
HarbourView  Asset  Management
Corporation;     an    officer
and/or  portfolio  manager  of
certain Oppenheimer funds.

John Reinhardt,
Vice   President:    Rochester
Division None

David Robertson,
Senior     Vice      President
Formerly,  Director  of  Sales
and   Marketing  for  Schroder
Investment    Management    of
North  America  (March  1998 -
March 2000).

Jeffrey Rosen,
Vice President None.

Marci Rossell,
Vice  President  and Corporate
Economist    Economist    with
Federal    Reserve   Bank   of
Dallas   (April   1996   March
1999).

Richard H. Rubinstein,
Senior   Vice   President   An
officer    and/or    portfolio
manager       of       certain
Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President None.

James Ruff,
Executive    Vice    President
President  and director of the
Distributor;   Vice  President
(since   March  2000)  of  OFI
Private Investments, Inc.

Andrew Ruotolo
Executive    Vice    President
President   and   director  of
Shareholder  Services,   Inc.;
formerly   Chief    Operations
Officer      for      American
International   Group  (August
1997-September 1999).

---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President None.

Valerie Sanders,
Vice President None.

Kenneth Schlupp
Assistant    Vice    President
Assistant    Vice    President
(since   March  2000)  of  OFI
Private Investments, Inc.

Jeff Schneider,
Vice    President     Formerly
(until  May  1999)   Director,
Personal             Decisions
International.

Ellen Schoenfeld,
Vice President None.

Brooke Schulte,
Assistant Vice President None.

Allan Sedmak
Assistant Vice President None.

Jennifer Sexton,
Vice President None.

Martha Shapiro,
Assistant Vice President None.

Connie Song,
Assistant Vice President None.

Richard Soper,
Vice President None.

Keith Spencer,
Vice President None.

Cathleen Stahl,
Vice President  Assistant Vice
President  & Manager  of Women
& Investing Program

Richard A. Stein,
Vice   President:    Rochester
Division     Assistant    Vice
President   (since   1995)  of
Rochester   Capitol  Advisors,
L.P.

Arthur Steinmetz,
Senior   Vice   President   An
officer    and/or    portfolio
manager       of       certain
Oppenheimer funds.

Jayne Stevlingson,
Vice President None.

Gregg Stitt,
Assistant Vice President None.

John Stoma,
Senior Vice President None.

Deborah Sullivan,}
Assistant Vice President{,}[:]
{Assistant  Counsel  Formerly,
Associate   General   Counsel,
Chief   Compliance    Officer,
Corporate  Secretary  and Vice
President  of  Winmill  &  Co.
Inc.  (formerly  Bull  &  Bear
Group,  Inc.),  CEF  Advisers,
Inc.  (formerly  Bull  &  Bear
Advisers,    Inc.),   Investor
Service   Center,   Inc.   and
Midas} [Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset] Management Corporation[.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N.  Reid]{(November 1997 Formerly an] Assistant Vice President [with
- March 2000).                 Eaton Vance Management (January 2000-January
                               2002).
Kevin Surrett},
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina    Richardson,]   {of None
Product Development
At     Evergreen      Investor
Services, Inc. (June 1995
May 1999).

Michael Sussman,}
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,]              Senior Vice President of OppenheimerFunds
{James  C.   Swain,}   [Senior Distributor, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,]                    None
{Vice  Chairman  of the  Board
Chairman,   CEO  and  Trustee,
Director or  Managing  Partner
of      the       Denver-based
Oppenheimer Funds;  formerly,}
[Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard H. Rubinstein,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 ]President and Director of [OppenheimerFunds
Executive Vice President       Distributor, Inc. and] Centennial Asset
                               Management Corporation {and Chairman of the
                               Board}[; Executive Vice President of OFI Private
                               Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director] of Shareholder Services, Inc. [and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,] {Susan Switzer,}   None
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,]              None
{Anthony  A.  Tanner,}   [Vice
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Schneider,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001) prior to which he was a
                               Vice President of Merrill Lynch Pierce Fenner &
                               Smith, Inc. (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Soper,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,]             None
Vice   President:    Rochester
Division {None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz, ]         Senior Vice President of HarbourView Asset
{James  Taylor,}  [Senior Vice Management Corporation.
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayne M. Stevlingson,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,]                None
Assistant    Vice    President
{None.

}[:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin L. Surrett,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony A. Tanner,             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Paul Temple,                  Formerly a Vice President of Merrill Lynch
Vice President[                (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent   Toner,]    {Formerly None
(until May 2000)  Director  of
Product     Development     at
Prudential.

Angela Uttaro,}
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,] {None.         None

Mark Vandehey,
Vice President None.

Maureen VanNorstrand,}
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,]              Formerly portfolio manager for Technology
{Annette Von  Brandis,}  [Vice Crossover Ventures (May 2000-March 2001).
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,]               None
Assistant    Vice    President
{None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,]                 None
{Phillip    }[Assistant   Vice
President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F.] Vottiero,          None
Vice     President      {Chief
Financial   officer   for  the
Sovlink  Group  (April  1996 -
June 1999).} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,]          Vice President of HarbourView Asset Management
{Sloan Walker                  Corporation.
Vice President

Teresa }[Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M.] Ward,               Vice President of OppenheimerFunds Distributor,
Vice President[                Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A.] {None.               Senior Vice President of HarbourView Asset
                               Management Corporation.
Jerry } Webman,
Senior Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher     D.    Weiler,] None
{Senior  Investment   Officer,
Director of Fixed Income.

Barry Weiss,}
Assistant    Vice    President
{Fitch   IBCA  (1996   January
2000)

}[:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Christine Wells,              None
Vice President {None.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,]              Vice President of HarbourView Asset Management
{Joseph      Welsh,}     [Vice Corporation.
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,]          Director of OppenheimerFunds International Ltd.;
{Assistant    Vice   President Senior Vice President (Managing Director of the
None.                          International Division) of OFI Institutional
                               Asset Management, Inc.
Catherine }[Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M.] White,           Assistant Vice President of OppenheimerFunds
Assistant Vice President[      Distributor, Inc.] Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]William L. Wilby,             Formerly] Senior Vice President of HarbourView
Senior Vice President  {Senior Asset Management Corporation [(May 1999-July
Investment  Officer,  Director 2002).
of International Equities;} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            President, Chief Executive Officer and Director]
                               of OFI Private Investments, Inc.[; Director and
}Donna [M.] Winn,              President of OppenheimerFunds Legacy Program;]
Senior  Vice  President  {Vice {Philip Witkower,
President  (since March 2000)} } Senior Vice President {Formerly Vice President
[                              of Prudential Investments (1993 - November 2000)

                               }[of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               Principal at Richards & Tierney, Inc. (until
Senior Vice President          June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Brian W. Wixted,              ]Treasurer {(since March 1999)} of HarbourView
Senior Vice President and      Asset Management Corporation{, Shareholder
Treasurer[                     Services}[; OppenheimerFunds International Ltd.,
                               Oppenheimer Partnership Holdings], Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               [Shareholder Services, Inc.,] Shareholder
                               Financial Services, Inc. {and Oppenheimer
                               Partnership Holdings, Inc., of}[, ]OFI Private
                               Investments, Inc. {(since March 2000) and of
                               OppenheimerFunds International Ltd. and
                               Oppenheimer Millennium Funds plc (since May
                               2000)} [and OFI Institutional Asset Management,
                               Inc.]; Treasurer and Chief Financial Officer
                               {(since May 2000) of PIMCO} [of Oppenheimer]
                               Trust Company; Assistant Treasurer {(since March
                               1999)} of Oppenheimer Acquisition Corp. and
                               [OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]   {of    Centennial    Asset Serves on the Board of the Colorado Ballet.
Management   Corporation;   an
officer  of other  Oppenheimer
funds;  formerly Principal and
Chief    Operating    Officer,
Bankers    Trust   Company   -
Mutual Fund Services  Division
(March 1995 - March 1999).

}Carol Wolf,
Senior Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt  Wolfgruber,] {An officer Director of Tremont Advisers, Inc. (as of
                               Januaryd2002).
                                    portfolio
                                    manager
                                    of
                                    certain
                                    Oppenheimer
                                    funds;
                                    serves
                                    on
                                    the
                                    Board
                                    of
                                    Chinese
                                    Children
                                    Adoption
                                    International
                                    Parents
                                    Council,
                                    Supporters
                                    of
                                    Children,
                                    and
                                    the
                                    Advisory
                                    Board
                                    of
                                    Denver
                                    Children's
                                    Hospital
                                    Oncology
                                    Department.

Kurt Wolfgruber}
Senior Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C.]  {Senior  Investment None
Officer,  Director of Domestic
Equities;    member   of   the
Investment    Product   Review
Committee  and  the  Executive
Committee    of    HarbourView
Asset Management  Corporation;
formerly  (until April 2000) a
Managing      Director     and
Portfolio   Manager   at  J.P.
Morgan Investment  Management,
Inc.

Caleb } Wong,
Vice   President  {An  officer
and/or  portfolio  manager  of
certain    Oppenheimer   funds
(since June 1999) .} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,]            None
{Robert G.  Zack,}  [Assistant
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack]                General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
{Assistant          Secretary, Asset Management Corporation; Senior Vice
Associate                      President and General Counsel of HarbourView
General   Counsel    Assistant Asset Management Corporation and OFI
Secretary    of    Shareholder Institutional Asset Management, Inc.; Senior
Services,   Inc.   (since  May Vice President, General Counsel and Director of]
1985),} [General Counsel       Shareholder Financial Services, Inc.{(since
                               November 1989), }[, Shareholder Services, Inc.,
                               OFI Private Investments, Inc. and Oppenheimer
                               Trust Company; Vice President and Director of
                               Oppenheimer Partnership Holdings, Inc.;
                               Secretary of OAC Acquisition Corp.; Director and
                               Assistant Secretary of] OppenheimerFunds
                               International Ltd. {and Oppenheimer Millennium
                               Funds plc (since October 1997); an officer of
                               other Oppenheimer funds.}[; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,]                 ]None[
{Jill Zachman,
Assistant} Vice President: {
}Rochester Division[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            None

}Neal [A.] Zamore,
Vice    President    {Director
e-Commerce;   formerly  (until
May 2000)  Vice  President  at
GE Capital.} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,]            None
{Mark     Zavanelli,}    [Vice
President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,]                    ]None[
Assistant Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]{.                            ]Senior Vice President (since April 1999) of
                               HarbourView Asset Management Corporation[.
}Arthur J. Zimmer,
Senior Vice President[
---------------------------------------------------------------------------------
]{;  Vice  President  of  Centennial  Asset  Management  Corporation;  an officer and/or portfolio manager of certain Oppenheimer funds.

Susan Zimmerman,
Vice President None.}

The  Oppenheimer  Funds  include  the {Board I Funds,  the Board II Funds and the
Board III Funds, as set forth below:} [following:]

{Board I Funds} [Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)]
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
[Oppenheimer Capital Income Fund]
Oppenheimer Capital Preservation Fund
[Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)]
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
[Oppenheimer High Yield Fund
Oppenheimer International Bond Fund]
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
[Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund]
Oppenheimer Money Market Fund, Inc.
[Oppenheimer Multiple Strategies Fund]
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust [(3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer    Rochester   National   Municipals]    {Oppenheimer   Multiple
Strategies Fund}
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
[Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund]
Oppenheimer Series Fund, Inc. [(2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund]
Oppenheimer Special Value Fund
[Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC]
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
{Board II Funds} [Oppenheimer Variable Account Funds (10 series):]
     {Centennial America Fund, L.P.} [Oppenheimer Aggressive Growth Fund/VA]
     {Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund} [Oppenheimer Bond Fund/VA]
     Oppenheimer Capital {Income Fund} [Appreciation Fund/VA]
     {Oppenheimer High Yield Fund} [Oppenheimer Global Securities Fund/VA]
     {Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund} [Oppenheimer High Income Fund/VA]
     Oppenheimer Main Street {Opportunity Fund} [Growth & Income Fund/VA]
     Oppenheimer Main Street Small Cap {Fund} [Fund/VA]
     {Oppenheimer Main Street Funds, Inc.} [Oppenheimer Money Fund/VA]
     {Oppenheimer Municipal Fund} [Oppenheimer Multiple Strategies Fund/VA]
     {Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds} [Oppenheimer Strategic Bond Fund/VA]
Panorama Series Fund, Inc. [(4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio] {Board III Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.}
Rochester Fund Municipals

[The  address  of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,   Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset  Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.]

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset  Management  {Corp.}  [Corporation],  Oppenheimer  Partnership
Holdings,  Inc., Oppenheimer  Acquisition Corp. {and}[,] OFI Private Investments,
Inc. {is Two World Trade Center}[,  OFI Institutional Asset Management,  Inc. and
Oppenheimer   Trust  Company  is  498  Seventh   Avenue],   New  York,  New  York
{10048-0203.} [10018.]

{The  address of the New  York-based  Oppenheimer  Funds,  the Quest  Funds,  the
Rochester-based   funds,  the   Denver-based   Oppenheimer   Funds,   Shareholder
Financial  Services,   Inc.,   Shareholder   Services,   Inc.,   OppenheimerFunds
Services,  Centennial Asset  Management  Corporation,  Centennial  Capital Corp.,
and  Oppenheimer  Real  Asset   Management,   Inc.  is  6803  South  Tucson  Way,
Englewood,  Colorado  80112.}  [The  address of  Tremont  Advisers,  Inc.  is 555
Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is  Bloc C,  Irish  Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North  Spring
Street, Bellefonte, Pennsylvania 16823.]

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
{Positions & Offices Positions  with Underwriter          with Registrant
& Offices
Business Address with
Underwriter with Registrant

Jason Bach Vice President None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2) Vice
President None

Peter Beebe Vice President None
876 Foxdale Avenue
Winnetka, IL 60093

}[Business Address
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Douglas S. Blankenship         Vice President            None
{Vice President None} [17011
Woodbark]
{17011 Woodbank} [Spring, TX
77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith]              ]Senior Vice President    None
{Spring,    TX   77379}    [170 {None.
Phillip Court]                  856 West Fullerton
{Kevin Brosmith }[Lake Bluff,   Chicago, IL 60614
IL 60044
                                Susan Burton(2) Vice
                                President None

                                Robert Coli Vice
                                President None} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli]                 Vice President            None
12 White Tail Lane
Bedminster, NJ 07921[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro] {William     Vice President            None
Coughlin Vice President None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2) Vice President
None

Stephen Demetrovits(2) Vice
President None

Christopher DeSimone Vice
President None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson Vice President
None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro Vice President
None}
244 McKinley Avenue
Grosse Pointe Farms, MI 48236[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty] {Steven    Vice President            None
Dombrowser Vice President None}
{G. Patrick Dougherty (2) Vice
President None} [4090 Redbud
Circle]
{Cliff Dunteman Vice President
None} [Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman]              ] {Wendy H. Ehrlich}      None
{940 Wedgewood Drive} [1196     Vice President[
Fieldstone Dr.]
Crystal Lake, IL 60014[-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   ] {None                   ]None[
                                4 Craig Street
                                Jericho, NY 11753

                                Kent Elwell} Vice
                                President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell]                 Vice President            None
35 Crown Terrace
Yardley, PA 19067[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett] {George       Vice President            None
Fahey Vice President None}
{9 Townview Ct.} [7124 Trysail
Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 ] {Eric Fallon} Vice      ]None[
9 Townview Court]               President[
Flemington, NJ 08822[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon]                 Vice President            None
10 Worth Circle
Newton, MA [02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
] {02158                        ]Vice President[          Assistant] {and None
                                                          Corporate} Secretary[
}Katherine P. Feld(2)[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Mark {Ferro} [J. Ferro(2)      ]Vice President[          None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
] {None                         Vice President            None
43 Market Street
Breezy Point, NY 11697

}Ronald H. Fielding(3)[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            ] {Vice President None    None

                                Brian Flahive Assistant
                                Vice President None

                                John ("J") Fortuna(2)
                                Vice President None

                                Ronald R. Foster} Senior
                                Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto] {None      Vice President            None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1) Assistant
Vice President None

Luiggino Galleto Vice
President None}
10302 Riesling Court
Charlotte, NC 28277[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans] {Michelle     Vice President            None
Gans Vice President None}
{18771 The Pines} [2700 Polk
Street, Apt. #9]
{Eden Prairie, MN 55347

L. Daniel Garrity Vice
President None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti Vice President
None} [San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti]                Vice President            None
6 Cyndi Court
Flemington, NJ 08822[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman] {Ralph        Vice President            None
Grant(2) Senior Vice
President/ None}
{National Sales Manager

Michael Guman Vice President
None
3913 Pleasent} [3913 Pleasant]
Avenue
Allentown, PA 18103[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya N. Hammet                 ] {Tonya Hammet           ]None[
2612 W. Grand Reserve Circle    }Assistant Vice
#227                            President[
Clearwater, FL 33759
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W.] {Webb} Heidinger   ] {Phillip Hemery} Vice   None
{Vice President None}           President {None} [
90 Gates Street
Portsmouth, NH 03801[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery]             Vice President            None
184 Park Avenue
Rochester, NY 14607[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman]         Vice President            None
{Edward Hrybenko (2) Vice
President None

Brian Husch(2) Vice President
None

Richard L. Hymes(2) Assistant
Vice President None

Byron Ingram(1) Assistant Vice
President None

Kathleen T. Ives(1) Vice
President None

Eric K. Johnson Vice President
None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson Vice President
None
409 Sundowner Ridge Court
Wildwood, MO 63011

Elyse Jurman Vice President
None}
1194      Hillsboro       Mile,
{#}[Villa] 51
Hillsboro Beach, FL  33062[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy    G.    Hetson]    {John Vice President            None
Kavanaugh Vice President None}
{2  Cervantes  Blvd.}  [4 Craig
Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes], Apt. #301
San Francisco, CA 94123[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian  G.   Kelly]   {Brian  G. ] {Michael Keogh(2)}      None
Kelly Vice President None}      Vice President[
60 Larkspur Road
Fairfield, CT 06430[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
] {None                         ]Assistant Vice           ]None[
                                President[
}Lisa Klassen(1)[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Richard   Klein  {Senior  Vice Senior Vice President     None
President None}
4820 Fremont Avenue So.
Minneapolis, MN 55409[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind]  {Brent  Krantz Vice Vice President            None
President None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane Vice President None
5286 Timber Bend Drive
Brighton, MI 48116

Dawn Lind Vice President None}
21 Meadow Lane
Rockville Centre, NY 11570[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle]  {James Loehle Vice President            None
Vice President None}
30 Wesley Hill Lane
Warwick, NY 10990[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd  A.  Marion]  {John  Lynch Vice President            None
(2) Vice President None

Michael      Magee(2)      Vice
President None

Steve Manns Vice President None
1941 W. Wolfram Street
Chicago, IL 60657

Todd  Marion   Vice   President
None}
3 St. Marks Place
Cold Spring Harbor, NY 11724[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David M. Martin                 Vice President            None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 ] {LuAnn Mascia(2)        ]None[
                                }Assistant Vice
                                President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Theresa-Marie   Maynier  {Vice ] {Anthony Mazzariello}   None
President None}                 Vice President {None} [
2421 Charlotte Drive
Charlotte, NC 28203[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello]         ] {John McDonough} Vice   None
704 Beaver Road                 President {None} [
Leetsdale, PA 15056[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough]              ] {Kent McGowan} Vice     None
3812 Leland Street              President {None} [
Chevy Chase, MD 20815[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan]                Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer and
                                                          Trustee/Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy   Jean   Murray]   {Laura Vice President            None
Mulhall(2)      Senior     Vice
President None

Charles  Murray Vice  President
None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy  Murray  Vice   President
None}
32 Carolin Road
Upper Montclair, NJ 07043[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad  V.  Noel]   {Denise-Marie Vice President            None
Nakamura Vice President None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay Vice President None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin  Neznek(2) Vice President
None

Chad  V.  Noel  Vice  President
None}
2408 Eagleridge Drive
Henderson, NV 89014[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Raymond [C.] Olson(1)[         ]Assistant Vice           None
                                President [& Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes] {None          Vice President            None
& Treasurer

Alan  Panzer   Assistant   Vice
President None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin      Parchinski      Vice
President None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle  Pereira  Vice  President
None
2707 Via Arboleda
San Clemente, CA 92672

Brian  Perkes  Vice   President
None}
8734 Shady Shore Drive
Frisco, TX 75034[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Charles   K.   Pettit    {Vice Vice President            None
President None}
22 Fall Meadow Drive
Pittsford, NY 14534[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William  L.   Presutti]   {Bill Vice President            None
Presutti(2)    Vice   President
None}
{Steve  Puckett Vice  President
None} [238 Kemp Avenue]
{5297 Soledad Mountain Road
San Diego, CA 92109

Elaine Puleo(2)} [Fair Haven,
NJ 07704
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          ]Senior Vice President[   ]None[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Christopher [L.] Quinson       ]Vice President[          ]None[
[19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Minnie   Ra  {Vice   President Vice President            None
None}
100 Dolores Street, #203
Carmel, CA 93923[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan]  {Dustin  Raring Vice President            None
Vice President None}
{184   South   Ulster}   [25031
Woodridge Triangle]
{Denver, CO 80220

Michael Raso Vice President
None} [Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso]                ] {Douglas Rentschler}    None
16 N.  Chatsworth  Ave.[,] Apt. Vice President {None} [
301
Larchmont, NY 10538[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler]             Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Michelle Simone                ]Vice President[          ]None[
Richter(2){Assistant} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Ruxandra Risko(2)[             ]Vice President[          ]None[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]David [R.] Robertson(2)[       ]Senior Vice President{,  None
                                None
                                Director of Variable
                                Accounts

                                Kenneth Rosenson Vice
                                President None
                                26966 W. Malibu
                                Cove Colony Drive
                                Malibu, CA 90265

                                James Ruff(2) President
                                & Director None

                                William Rylander (2)
                                Vice President None

                                Alfredo Scalzo Vice
                                President None
                                9616 Lale} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  ] {Michael Sciortino}     None
9616 Lake] Chase Island Way     Vice President {None} [
Tampa, FL 33626[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino]              ] {Eric Sharp} Vice       ]None[
785 Beau Chene Drive            President[
Mandeville, LA 70471[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp]                     ] {Kristen Sims (2)}      None
862 McNeill Circle              Vice President[
Woodland, CA 95695[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 ] {None                   None

                                Douglas Smith} Vice
                                President {None} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith]            Vice President            None
808 South 194th Street
Seattle,WA 98148[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William  A.  Spetrino]   {David Vice President            None
Sturgis Vice President None}
{81    Surrey    Lane}    [7631
Yennicook Way]
{Boxford, MA 01921

Brian Summe Vice President
None} [Hudson, OH 44236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe]                 Vice President            None
239 N. Colony Drive
Edgewood, KY 41017[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney] {Michael     Senior Vice President     None
Sussman(2) Vice President None}
{Andrew Sweeny Vice President
None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney Senior Vice
President None
5 Smokehouse} [5 Smoke House]
Lane
Hummelstown, PA 17036[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 ]Scott  McGregor  Tatum  {Vice Vice President            None
 President None}
 704 Inwood
Southlake, TX 76092[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                ] {Martin Telles(2)       None
                                }Senior Vice President
                                {None

                                David G. Thomas Vice
                                President None
                                2200 North Wilson Blvd.
                                Suite 102-176
                                Arlington, VA 22201

                                Tanya Valency (2)} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 ]Assistant Vice           None
                                President {None} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner]             Vice President            None
{Mark      Vandehey(1)     Vice
President  None}  [4905  W. San
Nicholas Street]
{Brian Villec (2) Vice
President None

Andrea Walsh(1) Vice President
None

Suzanne Walters(1) Assistant
Vice President None

Michael Weigner Vice President
None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise Vice President
None} [Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise]                     Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   ] {Marjorie Williams      None
                                Vice President None
                                6930 East Ranch Road
                                Cave Creek, AZ 85331

                                Philip Witkower} Senior
                                Vice President[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior] {None             None

                                Cary Wozniak} Vice
                                President {None} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak]           Vice President            None
18808 Bravata Court
San Diego, CA 92128[
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
] {Gregor Yuska(2) Vice President None}
(1)6803 South Tucson Way, {Englewood,} [Centennial,] CO 80112[-3924
(2)498 Seventh Avenue]{(2)Two World Trade Center}, New York, NY {10048} [10018]
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its
offices  at  6803  South   Tucson  Way,   {Englewood,}   [Centennial,]   Colorado
80112[-3924].

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the {28th} [23rd]
day of {February} [December], 2002.

                              OPPENHEIMER EMERGING TECHNOLOGIES FUND

                              By:  /s/ John V. Murphy*
                              -------------------------------------
                              John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Leon Levy*               Chairman of the
------------------           Board of Trustees           {February 28,}
[December 23,] 2002
Leon Levy

/s/ Donald W. Spiro*         Vice Chairman of the        {February 28}
[December 23], 2002
-------------------------    Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *         President {and}[,]
------------------------------                           Chief Executive
{February 28,} [December 23,] 2002
John V. Murphy               Officer and Trustee

/s/ Brian W. Wixted*         Treasurer and Principal     {February 28}
[December 23], 2002
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     {February 28}
[December 23], 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     {February 28}
[December 23], 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*       Trustee                     {February 28,}
[December 23,] 2002
--------------------------
Benjamin Lipstein

[/s/Joel W. Motley           Trustee                     December 23, 2002
--------------------------------
Joel W. Motley]

/s/ Elizabeth B. Moynihan*   Trustee                     {February 28}
[December 23], 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     {February 28}
[December 23], 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     {February 28}
[December 23], 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  {February 28}
[December 23], 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*      Trustee                     {February 28}
[December 23], 2002[
]----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND

                             Registration No. 32108

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors Consent